UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Trust Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to June 30, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2007

(unaudited)

CREDIT SUISSE TRUST
■  INTERNATIONAL FOCUS PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 23, 2007

Dear Shareholder:

For the six-month period ended June 30, 2007, Credit Suisse Trust — International Focus Portfolio1 (the "Portfolio") had a gain of 12.74%, versus an increase of 10.74% for the Morgan Stanley Capital International EAFE Index Net Dividends2 ("MSCI EAFE").

Market Review: Strong global economic growth

For the semiannual period ended June 30, 2007, the international equity market performed strongly, driven by continued merger & acquisition (M&A) activity and a strong level of private equity interest in the market.

Global economic growth remained strong, with a rebound in European economic growth and sustained economic growth in the Asia-Pacific region. Additionally, though energy stocks were weak at the beginning of the year, they rallied toward the end of the period as the price of oil neared $75 per barrel. Materials stocks also performed very strongly as prices in commodities markets rallied.

Pharmaceutical stocks lagged the market, mainly due to either bad press about a popular drug, or companies failing to win Food & Drug Administration approval. Additionally, financials, particularly those with exposure to sub-prime mortgages, came under pressure during the period.

Strategic Review and Outlook: Looking for continued positive performance

For the six-month period ended June 30, 2007, the Portfolio returned 12.74% as compared to 10.74% for the MSCI EAFE. All of the outperformance can be attributed to favorable stock selection, particularly in banks, capital goods, pharmaceuticals and telecoms.

In banks, ABN Amro (2.6% of the Portfolio as of June 30, 2007) aided performance. The company is the subject of a takeover battle, with the offer price being substantially higher than the undisturbed share price prior to the bid. In capital goods, performance was helped by our holding in Korean shipbuilder Samsung Heavy Industries (0% of the Portfolio as of June 30, 2007). After selling off toward the end of 2006 on disappointing order numbers, the shares in the company had a very strong run. We sold the stock before the end of the period.

In the pharmaceutical sector, overweight positions in Teva Pharmaceutical (1.6% of the Portfolio as of June 30, 2007) and Novo-Nordisk (1.4% of the Portfolio as of June 30, 2007) contributed to performance. Additionally, in the telecoms sector, performance was helped by our overweight positions in Indian telecoms

1

Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

company Bharti Airtel (2.5% of the Portfolio as of June 30, 2007), and Latin American telecoms company America Moviles (2.3% of the Portfolio as of June 30, 2007). As both companies operate in markets that are less mature than those in the United States and Europe, they are able to drive higher growth in subscribers.

On a relative basis, our overweight in banks and our underweight in capital goods detracted from performance.

For the future, we believe that international equity markets still have positive performance ahead of them. In our opinion, the current level of M&A activity will persist and private equity will continue to play a role in maintaining the current level of market valuation. We also believe, however, that rising interest rates in Europe and the United States will have a dampening effect on economic growth, and on markets in general. We anticipate increased volatility in the international equity market resulting from an increased number of companies that fail to meet the market's expectations of earnings growth.

The Credit Suisse International Equity Team

Neil Gregson

Tom Mann

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. The Portfolio's fifteen largest holdings may account for 40% or more of the Portfolio's assets. As a result of this strategy, the Portfolio may be subject to greater volatility than a portfolio that invests in a larger number of issuers.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

1 Year	5 Years	10 Years	Since Inception	Inception Date
25.71%	14.31%	4.28%	6.22%	6/30/95

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index Net Dividends is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

3

Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,127.40
Expenses Paid per $1,000*	$6.91
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,018.30
Expenses Paid per $1,000*	$6.56
Annualized Expense Ratios*	1.31%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — International Focus Portfolio

Schedule of Investments

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.4%)
Austria (1.5%)
Oil & Gas (1.5%)
C.A.T. oil AG*§	53,819	$1,458,230
TOTAL AUSTRIA		1,458,230
Belgium (1.1%)
Metals & Mining (1.1%)
Umicore	5,096	1,102,548
TOTAL BELGIUM		1,102,548
Brazil (1.1%)
Oil & Gas (1.1%)
Petroleo Brasileiro SA - Petrobras ADR§	9,736	1,038,636
TOTAL BRAZIL		1,038,636
Denmark (1.4%)
Pharmaceuticals (1.4%)
Novo Nordisk AS Series B	12,078	1,311,753
TOTAL DENMARK		1,311,753
France (11.0%)
Banks (3.7%)
BNP Paribas§	13,093	1,551,895
Societe Generale§	10,769	1,990,982
		3,542,877
Beverages (1.3%)
Pernod Ricard SA§	5,780	1,273,412
Insurance (2.4%)
Axa§	54,334	2,330,569
Oil & Gas (1.5%)
Total SA§	18,003	1,456,519
Pharmaceuticals (0.9%)
Sanofi-Aventis§	10,811	871,517
Textiles & Apparel (1.2%)
LVMH Moet Hennessy Louis Vuitton SA§	9,918	1,138,763
TOTAL FRANCE		10,613,657
Germany (10.3%)
Auto Components (2.1%)
Continental AG§	14,386	2,026,577
Banks (1.6%)
Deutsche Bank AG	10,372	1,506,417
Electric Utilities (2.2%)
E.ON AG	12,762	2,138,245

See Accompanying Notes to Financial Statements.
7

Credit Suisse Trust — International Focus Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Germany
Electrical Equipment (1.3%)
Norddeutsche Affinerie AG§	27,407	$1,208,049
Multi-Utilities (1.8%)
RWE AG§	16,682	1,776,627
Software (1.3%)
SAP AG§	24,669	1,265,528
TOTAL GERMANY		9,921,443
Greece (2.1%)
Diversified Telecommunication Services (2.1%)
Hellenic Telecommunications Organization SA (OTE)*	67,058	2,073,943
TOTAL GREECE		2,073,943
India (2.5%)
Diversified Telecommunication Services (2.5%)
Bharti Airtel, Ltd.*	115,636	2,374,238
TOTAL INDIA		2,374,238
Israel (1.6%)
Pharmaceuticals (1.6%)
Teva Pharmaceutical Industries, Ltd. ADR§	36,466	1,504,222
TOTAL ISRAEL		1,504,222
Italy (3.3%)
Banks (2.6%)
Intesa Sanpaolo§	269,463	2,004,734
UniCredito Italiano SpA	60,063	535,307
		2,540,041
Oil & Gas (0.7%)
Eni SpA	18,026	652,173
TOTAL ITALY		3,192,214
Japan (17.0%)
Automobiles (1.3%)
Toyota Motor Corp.	20,547	1,291,943
Banks (3.0%)
Mitsubishi UFJ Financial Group, Inc.	92	1,010,865
Mizuho Financial Group, Inc.	272	1,873,491
		2,884,356
Chemicals (3.3%)
Kuraray Company, Ltd.§	103,234	1,206,477
Shin-Etsu Chemical Company, Ltd.	27,111	1,929,859
		3,136,336
Diversified Financials (1.6%)
Daiwa Securities Group, Inc.	146,878	1,556,872

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — International Focus Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Electronic Equipment & Instruments (1.5%)
Omron Corp.	55,126	$1,442,673
Household Products (1.5%)
Uni-Charm Corp.§	25,509	1,441,860
Machinery (2.6%)
Komatsu, Ltd.	87,430	2,526,398
Specialty Retail (2.2%)
Yamada Denki Company, Ltd.§	20,151	2,098,210
TOTAL JAPAN		16,378,648
Luxembourg (1.1%)
Energy Equipment & Services (1.1%)
Acergy SA§	47,153	1,059,851
TOTAL LUXEMBOURG		1,059,851
Mexico (2.3%)
Wireless Telecommunication Services (2.3%)
America Movil SA de CV ADR Series L§	36,268	2,246,077
TOTAL MEXICO		2,246,077
Netherlands (6.7%)
Banks (2.6%)
ABN AMRO Holding NV	54,671	2,501,412
Food Products (1.1%)
Royal Numico NV§	20,757	1,076,341
Household Durables (1.6%)
Koninklijke (Royal) Philips Electronics NV	36,232	1,532,106
Oil & Gas (1.4%)
Royal Dutch Shell PLC Class A	32,491	1,321,554
TOTAL NETHERLANDS		6,431,413
Norway (3.0%)
Banks (1.4%)
DNB NOR ASA§	106,819	1,371,792
Oil & Gas (1.6%)
Prosafe ASA§	94,817	1,513,704
TOTAL NORWAY		2,885,496
Singapore (2.0%)
Banks (2.0%)
United Overseas Bank, Ltd.	134,684	1,937,800
TOTAL SINGAPORE		1,937,800

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — International Focus Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Spain (1.1%)
Tobacco (1.1%)
Altadis SA§	15,758	$1,039,201
TOTAL SPAIN		1,039,201
Sweden (1.6%)
Communications Equipment (1.6%)
Telefonaktiebolaget LM Ericsson	387,334	1,540,977
TOTAL SWEDEN		1,540,977
Switzerland (4.6%)
Banks (1.8%)
UBS AG	29,599	1,764,226
Food Products (1.1%)
Nestle SA	2,760	1,045,218
Pharmaceuticals (1.7%)
Novartis AG	29,181	1,632,758
TOTAL SWITZERLAND		4,442,202
Taiwan (1.1%)
Diversified Telecommunication Services (1.1%)
Chunghwa Telecom Company, Ltd. ADR	55,234	1,041,713
TOTAL TAIWAN		1,041,713
United Kingdom (21.0%)
Aerospace & Defense (1.4%)
BAE Systems PLC	173,594	1,399,583
Banks (4.9%)
Barclays PLC	83,428	1,159,705
HSBC Holdings PLC§	107,093	1,958,668
Royal Bank of Scotland Group PLC	125,652	1,588,538
		4,706,911
Beverages (1.8%)
SABMiller PLC	70,274	1,777,653
Commercial Services & Supplies (0.6%)
Hays PLC	166,925	569,742
Food & Drug Retailing (1.4%)
Tesco PLC	162,904	1,361,770
Metals & Mining (3.1%)
BHP Billiton PLC	106,095	2,944,606
Oil & Gas (1.7%)
BP PLC	138,324	1,662,894
Pharmaceuticals (2.8%)
AstraZeneca PLC	17,986	963,038
GlaxoSmithKline PLC	67,477	1,756,231
		2,719,269

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — International Focus Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Tobacco (1.7%)
Imperial Tobacco Group PLC	35,615	$1,640,620
Wireless Telecommunication Services (1.6%)
Vodafone Group PLC	451,984	1,513,181
TOTAL UNITED KINGDOM		20,296,229
TOTAL COMMON STOCKS (Cost $64,416,213)		93,890,491
SHORT-TERM INVESTMENTS (26.5%)
State Street Navigator Prime Portfolio§§	23,395,660	23,395,660
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/02/07	$2,183	2,183,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,578,660)		25,578,660
TOTAL INVESTMENTS AT VALUE (123.9%) (Cost $89,994,873)		119,469,151
LIABILITIES IN EXCESS OF OTHER ASSETS (-23.9%)		(23,038,664)
NET ASSETS (100.0%)		$96,430,487

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — International Focus Portfolio

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $23,395,660 (Cost $89,994,873) (Note 2)	$119,469,151[1]
Cash	127
Foreign currency at value (cost $298,884)	297,871
Dividend and interest receivable	216,170
Receivable for portfolio shares sold	17,587
Prepaid expenses and other assets	15,104
Total Assets	120,016,010
Liabilities
Advisory fee payable (Note 3)	79,058
Administrative services fee payable (Note 3)	9,407
Payable upon return of securities loaned (Note 2)	23,395,660
Payable for portfolio shares redeemed	24,915
Other accrued expenses payable	76,483
Total Liabilities	23,585,523
Net Assets
Capital stock, $0.001 par value (Note 6)	6,226
Paid-in capital (Note 6)	159,572,570
Undistributed net investment income	2,062,014
Accumulated net realized loss on investments and foreign currency transactions	(94,683,617)
Net unrealized appreciation from investments and foreign currency translations	29,473,294
Net Assets	$96,430,487
Shares outstanding	6,226,363
Net asset value, offering price, and redemption price per share	$15.49

1  Including $22,375,685 of securities on loan.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — International Focus Portfolio

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Dividends	$1,807,196
Interest	29,900
Securities lending	60,582
Foreign taxes withheld	(192,818)
Total investment income	1,704,860
Expenses
Investment advisory fees (Note 3)	468,565
Administrative services fees (Note 3)	57,182
Printing fees (Note 3)	25,979
Custodian fees	25,605
Audit and tax fees	13,633
Legal fees	8,990
Trustees' fees	6,601
Insurance expense	2,645
Interest expense (Note 4)	1,712
Commitment fees (Note 4)	1,238
Transfer agent fees	1,119
Miscellaneous expense	7,102
Total expenses	620,371
Less: fees waived (Note 3)	(7,632)
Net expenses	612,739
Net investment income	1,092,121
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	9,845,716
Net realized loss on foreign currency transactions	(33,428)
Net change in unrealized appreciation (depreciation) from investments	308,833
Net change in unrealized appreciation (depreciation) from foreign currency translations	65,161
Net realized and unrealized gain from investments and foreign currency related items	10,186,282
Net increase in net assets resulting from operations	$11,278,403

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — International Focus Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income	$1,092,121	$1,021,698
Net realized gain from investments and foreign currency transactions	9,812,288	8,456,656
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	373,994	6,338,235
Net increase in net assets resulting from operations	11,278,403	15,816,589
From Dividends
Dividends from net investment income	—	(967,042)
Net decrease in net assets resulting from dividends	—	(967,042)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	3,221,446	13,572,464
Reinvestment of dividends	—	967,042
Net asset value of shares redeemed	(12,875,414)	(26,794,834)
Net decrease in net assets from capital share transactions	(9,653,968)	(12,255,328)
Net increase in net assets	1,624,435	2,594,219
Net Assets
Beginning of period	94,806,052	92,211,833
End of period	$96,430,487	$94,806,052
Undistributed net investment income	$2,062,014	$969,893

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — International Focus Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$13.74	$11.70	$10.04	$8.85	$6.68	$8.34
INVESTMENT OPERATIONS
Net investment income	0.19	0.15	0.14	0.11	0.09	0.06
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.56	2.02	1.62	1.17	2.12	(1.72)
Total from investment operations	1.75	2.17	1.76	1.28	2.21	(1.66)
LESS DIVIDENDS
Dividends from net investment income	—	(0.13)	(0.10)	(0.09)	(0.04)	—
Net asset value, end of period	$15.49	$13.74	$11.70	$10.04	$8.85	$6.68
Total return[1]	12.74%	18.65%	17.56%	14.63%	33.09%	(19.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$96,430	$94,806	$92,212	$87,301	$90,970	$86,387
Ratio of expenses to average net assets	1.31%[2]	1.32%	1.42%	1.37%	1.41%	1.42%
Ratio of net investment income to average net assets	2.33%[2]	1.08%	1.17%	0.98%	1.01%	0.61%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[2]	0.04%	—	—	—	—
Portfolio turnover rate	18%	37%	47%	90%	131%	134%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the International Focus Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

16

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

17

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2007, the Portfolio had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2007, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $554,236 of which $479,482 was rebated to borrowers (brokers). The Portfolio retained $60,582 in income from the cash collateral investment, and SSB, as lending agent, was paid $14,172. The

18

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. Effective March 1, 2006 to February 28, 2007, Credit Suisse agreed to voluntarily waive part of its investment advisory fee from 1.00% to 0.95%. For the six months ended June 30, 2007, investment advisory fees earned and voluntarily waived were $468,565 and $7,632, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at anytime.

Credit Suisse Asset Management Limited ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisors"). Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

19

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, co-administrative services fees earned by CSAMSI were $42,171.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $15,011.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2007, Merrill was paid $5,366 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007, the Portfolio had no loans outstanding. During the six months ended June 30, 2007, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$1,336,375	5.766%	$1,438,000

20

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $16,449,553 and $26,124,643, respectively.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $89,994,873, $30,477,250, $(1,002,972) and $29,474,278, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Shares sold	223,690	1,061,928
Shares issued in reinvestment of dividends	—	76,205
Shares redeemed	(895,181)	(2,120,998)
Net decrease	(671,491)	(982,865)

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	88%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

21

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

22

Credit Suisse Trust — International Focus Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•   Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

23

Credit Suisse Trust — International Focus Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

24

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRINT-SAR-0607

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2007

(unaudited)

CREDIT SUISSE TRUST
■  BLUE CHIP PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

  July 23, 2007

Dear Shareholder:

For the six months ended June 30. 2007, Credit Suisse Trust — Blue Chip Portfolio1 (the "Portfolio") had a gain of 6.95%, versus an increase of 6.96% for the Standard & Poor's 500 Index2 (the "S&P 500").

Market Review: Consumer confidence out of synch with the market

Despite a sudden sell-off in February, the U.S. equity market has continued its strong performance during the first six months of 2007. The S&P 500, a measure of the market, finished June above 1,500. Finally, most S&P 500 companies' first and second quarter 2007 earnings reports have exceeded investor expectations.

On the positive side, consumer spending held steady, due in part to a continued rise in employment. Additionally, manufacturing growth in the U.S. accelerated to the highest level in 14 months, boosted by an increase in production and new orders. In fact, the Institute for Supply Management (ISM Manufacturing) Index, an indicator of growth in the manufacturing industry, rose to 56 in June — its highest level since 2000. Additionally, the ISM's employment index for non-manufacturing industries rose to 55, the highest level since May 2006.

On the negative side, the first quarter of 2007 marked the slowest U.S. economic growth in four years. This was mainly due to the ongoing drop in home purchases (down by 17%) and the increased trade deficit. In fact, U.S. Gross Domestic Product grew only by 1.3% during the quarter.

During the second quarter, consumer spending, which accounts for about 70% of the U.S. economy, grew at an average rate of 4.2%, holding steady from the first quarter. For the period, the U.S. Federal Funds rate remained unchanged at 5.25%, and Fed policy makers reiterated that the economy is likely to expand at a "moderate pace." In addition, the estimated U.S. inflation target over the past 12 months is roughly 2.7% based on the latest Consumer Price Index. Though this may cause concern to consumers, it is within the comfort target range for the Fed. Finally, toward the end of June, the U.S. dollar dropped to a 26-year low versus the British pound and approached its weakest level against the Euro. These issues combined with rising mortgage rates to cause U.S. consumer confidence to drop to a 10-month low at the end of June.

Strategic Review and Outlook: Expect moderate growth

For the semiannual period ending June 30, 2007, the Portfolio returned 6.95% as compared to 6.96% for the S&P 500 Index. Stock selection in industrials, financials and consumer discretionary were the largest contributors to

1

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

performance. Conversely, the largest detractors to performance came from stock selection within information technology and healthcare.

For the second half of 2007, we expect the U.S. economy to continue growing at a moderate rate. However, contradicting readings from major U.S. economic indicators point to a slim chance of a Federal Funds rate increase or decrease over this time. Additionally, throughout the remainder of 2007, we expect a further weakening in the housing market in general (and sub-prime loan performance in particular). Further, while the U.S. dollar is expected to continue weakening relative to the Euro, European equities are expected to outperform their U.S. counterparts.

We anticipate merger and acquisition activity to remain at high levels over the next six months. Additionally, we expect that stock market volatility, as measured by the VIX Index, will reach higher levels than those recorded during the first half of 2007. Finally, we anticipate the European economy will maintain its strong momentum of growth for the second half of the year.

The Credit Suisse Quantitative Strategies Group

Joseph Cherian

William Weng

Todd Jablonski

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

1 Year	5 Years	Since Inception	Inception Date
20.70%	9.63%	4.99%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,069.50
Expenses Paid per $1,000*	$4.87
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,020.08
Expenses Paid per $1,000*	$4.76
Annualized Expense Ratios*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments and may vary over time.

6

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.8%)
Aerospace & Defense (3.2%)
Boeing Co.	1,300	$125,008
L-3 Communications Holdings, Inc.	800	77,912
Lockheed Martin Corp.	1,100	103,543
Raytheon Co.	1,200	64,668
United Technologies Corp.	200	14,186
		385,317
Air Freight & Couriers (1.2%)
FedEx Corp.	800	88,776
Ryder System, Inc.	1,000	53,800
		142,576
Airlines (0.3%)
Continental Airlines, Inc. Class B*	1,000	33,870
Auto Components (0.6%)
Autoliv, Inc.	400	22,748
BorgWarner, Inc.	500	43,020
		65,768
Automobiles (0.5%)
Hertz Global Holdings, Inc.*	2,100	55,797
Banks (3.9%)
Bank of America Corp.	3,800	185,782
PNC Financial Services Group, Inc.	1,000	71,580
Wachovia Corp.	500	25,625
Wells Fargo & Co.	5,100	179,367
		462,354
Beverages (2.2%)
Coca-Cola Co.	200	10,462
Molson Coors Brewing Co. Class B	800	73,968
Pepsi Bottling Group, Inc.	2,000	67,360
PepsiCo, Inc.	1,700	110,245
		262,035
Biotechnology (0.9%)
Amgen, Inc.*	1,900	105,051
Chemicals (1.2%)
Ashland, Inc.	700	44,765
Dow Chemical Co.	2,100	92,862
Rohm and Haas Co.	200	10,936
		148,563
Commercial Services & Supplies (0.5%)
R. R. Donnelley & Sons Co.	300	13,053
Steelcase, Inc. Class A	2,600	48,100
		61,153

See Accompanying Notes to Financial Statements.
7

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Communications Equipment (2.2%)
Cisco Systems, Inc.*	6,400	$178,240
Harris Corp.	1,600	87,280
		265,520
Computers & Peripherals (4.3%)
Apple Computer, Inc.*	100	12,204
Dell, Inc.*	2,300	65,665
Hewlett-Packard Co.	4,300	191,866
International Business Machines Corp.	1,900	199,975
Network Appliance, Inc.*	400	11,680
Western Digital Corp.*	2,000	38,700
		520,090
Diversified Financials (10.4%)
CapitalSource, Inc.	600	14,754
Citigroup, Inc.	5,700	292,353
Countrywide Financial Corp.	1,800	65,430
Franklin Resources, Inc.	400	52,988
Freddie Mac	1,700	103,190
Goldman Sachs Group, Inc.	600	130,050
JPMorgan Chase & Co.	4,900	237,405
Lehman Brothers Holdings, Inc.	600	44,712
Merrill Lynch & Company, Inc.	1,700	142,086
Morgan Stanley	1,700	142,596
Western Union Co.	1,100	22,913
		1,248,477
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	6,497	269,625
Qwest Communications International, Inc.*	5,300	51,410
Verizon Communications, Inc.	1,600	65,872
		386,907
Electric Utilities (2.3%)
Constellation Energy Group	200	17,434
Edison International	1,100	61,732
FirstEnergy Corp.	1,000	64,730
FPL Group, Inc.	400	22,696
PG&E Corp.	2,200	99,660
Public Service Enterprise Group, Inc.	100	8,778
		275,030
Energy Equipment & Services (1.9%)
ENSCO International, Inc.	1,400	85,414
Halliburton Co.	800	27,600
National-Oilwell Varco, Inc.*	300	31,272
Noble Corp.	900	87,768
		232,054

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food & Drug Retailing (1.3%)
Kroger Co.	3,000	$84,390
Safeway, Inc.	2,100	71,463
		155,853
Food Products (0.9%)
General Mills, Inc.	1,000	58,420
H. J. Heinz Co.	200	9,494
Kellogg Co.	800	41,432
		109,346
Healthcare Equipment & Supplies (1.3%)
Baxter International, Inc.	1,200	67,608
Becton, Dickinson & Co.	1,000	74,500
Medtronic, Inc.	200	10,372
		152,480
Healthcare Providers & Services (3.5%)
Aetna, Inc.	1,300	64,220
Coventry Health Care, Inc.*	400	23,060
Humana, Inc.*	1,500	91,365
McKesson Corp.	1,200	71,568
UnitedHealth Group, Inc.	2,140	109,439
WellPoint, Inc.*	800	63,864
		423,516
Household Durables (0.7%)
Whirlpool Corp.	800	88,960
Household Products (1.8%)
Clorox Co.	700	43,470
Procter & Gamble Co.	2,900	177,451
		220,921
Industrial Conglomerates (4.0%)
General Electric Co.	7,000	267,960
Honeywell International, Inc.	1,700	95,676
Tyco International, Ltd.	3,500	118,265
		481,901
Insurance (6.2%)
ACE, Ltd.	1,300	81,276
Aflac, Inc.	900	46,260
Allstate Corp.	700	43,057
American International Group, Inc.	1,600	112,048
Aon Corp.	200	8,522
Genworth Financial, Inc. Class A	800	27,520
Hartford Financial Services Group, Inc.	1,100	108,361
MetLife, Inc.	700	45,136
PartnerRe, Ltd.	400	31,000
Prudential Financial, Inc.	1,000	97,230
Torchmark Corp.	400	26,800
XL Capital, Ltd. Class A	1,300	109,577
		736,787

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Internet Software & Services (0.7%)
eBay, Inc.*	1,000	$32,180
Google, Inc. Class A*	100	52,338
		84,518
IT Consulting & Services (1.8%)
Accenture, Ltd. Class A	1,600	68,624
Computer Sciences Corp.*	900	53,235
Electronic Data Systems Corp.	3,500	97,055
		218,914
Leisure Equipment & Products (0.7%)
Hasbro, Inc.	1,700	53,397
Mattel, Inc.	1,200	30,348
		83,745
Machinery (2.6%)
Caterpillar, Inc.	600	46,980
Cummins, Inc.	1,000	101,210
Eaton Corp.	900	83,700
Parker Hannifin Corp.	800	78,328
		310,218
Media (3.4%)
Citadel Broadcasting Corp.	284	1,833
DIRECTV Group, Inc.*	4,200	97,062
EchoStar Communications Corp. Class A*	900	39,033
Netflix, Inc.*	600	11,634
News Corp. Class A	5,000	106,050
Time Warner, Inc.	900	18,936
Walt Disney Co.	3,700	126,318
		400,866
Metals & Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc.	902	74,704
Nucor Corp.	500	29,325
United States Steel Corp.	100	10,875
		114,904
Multiline Retail (1.9%)
Big Lots, Inc.*	500	14,710
Kohl's Corp.*	1,200	85,236
Macy's, Inc.	1,700	67,626
Wal-Mart Stores, Inc.	1,200	57,732
		225,304

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Oil & Gas (9.3%)
Chevron Corp.	2,700	$227,448
Cimarex Energy Co.	300	11,823
ConocoPhillips	2,288	179,608
Exxon Mobil Corp.	6,100	511,668
Marathon Oil Corp.	1,200	71,952
Occidental Petroleum Corp.	300	17,364
Valero Energy Corp.	1,300	96,018
		1,115,881
Paper & Forest Products (0.1%)
International Paper Co.	300	11,715
Pharmaceuticals (7.1%)
Abbott Laboratories	300	16,065
Forest Laboratories, Inc.*	1,800	82,170
Johnson & Johnson	3,600	221,832
King Pharmaceuticals, Inc.*	1,600	32,736
Merck & Company, Inc.	1,900	94,620
Mylan Laboratories, Inc.	4,800	87,312
Pfizer, Inc.	8,400	214,788
Schering-Plough Corp.	3,300	100,452
		849,975
Real Estate (0.2%)
Equity Residential	400	18,252
Road & Rail (0.7%)
Union Pacific Corp.	700	80,605
Semiconductor Equipment & Products (4.1%)
Applied Materials, Inc.	3,800	75,506
Intel Corp.	8,500	201,960
Novellus Systems, Inc.*	1,900	53,903
Teradyne, Inc.*	2,600	45,708
Texas Instruments, Inc.	3,000	112,890
		489,967
Software (2.8%)
Intuit, Inc.*	400	12,032
Microsoft Corp.	10,100	297,647
Oracle Corp.*	600	11,826
Synopsys, Inc.*	400	10,572
		332,077
Specialty Retail (2.2%)
American Eagle Outfitters, Inc.	400	10,264
Best Buy Company, Inc.	2,200	102,674
RadioShack Corp.	1,000	33,140
Sherwin-Williams Co.	1,100	73,117
TJX Companies, Inc.	1,700	46,750
		265,945

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Textiles & Apparel (0.7%)
Nike, Inc. Class B	1,500	$87,435
Tobacco (2.0%)
Altria Group, Inc.	800	56,112
Loews Corp.	2,100	107,058
Loews Corp. Carolina Group	800	61,816
UST, Inc.	200	10,742
		235,728
TOTAL COMMON STOCKS (Cost $10,039,690)		11,946,375
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $10,039,690)		11,946,375
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		21,761
NET ASSETS (100.0%)		$11,968,136

*  Non-income producing security.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Blue Chip Portfolio

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value (Cost $10,039,690) (Note 2)	$11,946,375
Cash	49,777
Dividend receivable	10,025
Prepaid expenses	178
Total Assets	12,006,355
Liabilities
Advisory fee payable (Note 3)	963
Administrative services fee payable (Note 3)	1,194
Payable for portfolio shares redeemed	18,871
Other accrued expenses payable	17,191
Total Liabilities	38,219
Net Assets
Capital stock, $0.001 par value (Note 6)	937
Paid-in capital (Note 6)	11,336,581
Undistributed net investment income	142,019
Accumulated net realized loss on investments	(1,418,086)
Net unrealized appreciation from investments	1,906,685
Net Assets	$11,968,136
Shares outstanding	936,728
Net asset value, offering price, and redemption price per share	$12.78

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Blue Chip Portfolio

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Dividends	$97,012
Interest	2,258
Total investment income	99,270
Expenses
Investment advisory fees (Note 3)	28,749
Administrative services fees (Note 3)	12,439
Legal fees	7,995
Audit and tax fees	7,823
Trustees' fees	6,598
Printing fees (Note 3)	6,574
Custodian fees	5,401
Transfer agent fees	522
Insurance expense	314
Commitment fees (Note 4)	150
Total expenses	76,565
Less: fees waived (Note 3)	(21,942)
Net expenses	54,623
Net investment income	44,647
Net Realized and Unrealized Gain from Investments
Net realized gain from investments	444,657
Net change in unrealized appreciation (depreciation) from investments	286,765
Net realized and unrealized gain from investments	731,422
Net increase in net assets resulting from operations	$776,069

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Blue Chip Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income	$44,647	$97,495
Net realized gain from investments	444,657	783,587
Net change in unrealized appreciation (depreciation) from investments	286,765	718,724
Net increase in net assets resulting from operations	776,069	1,599,806
From Dividends
Dividends from net investment income	—	(96,044)
Net decrease in net assets resulting from dividends	—	(96,044)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,431,851	1,684,418
Reinvestment of dividends	—	96,044
Net asset value of shares redeemed	(1,107,226)	(3,524,491)
Net increase (decrease) in net assets from capital share transactions	324,625	(1,744,029)
Net increase (decrease) in net assets	1,100,694	(240,267)
Net Assets
Beginning of period	10,867,442	11,107,709
End of period	$11,968,136	$10,867,442
Undistributed net investment income	$142,019	$97,372

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — Blue Chip Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$11.95	$10.41	$9.91	$9.15	$7.35	$10.02
INVESTMENT OPERATIONS
Net investment income	0.04	0.10	0.09	0.08	0.07	0.02
Net gain (loss) on investments (both realized and unrealized)	0.79	1.53	0.48	0.75	1.76	(2.69)
Total from investment operations	0.83	1.63	0.57	0.83	1.83	(2.67)
LESS DIVIDENDS
Dividends from net investment income	—	(0.09)	(0.07)	(0.07)	(0.03)	(0.00)[1]
Net asset value, end of period	$12.78	$11.95	$10.41	$9.91	$9.15	$7.35
Total return[2]	6.95%	15.79%	5.78%	9.13%	24.92%	(26.64)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$11,968	$10,867	$11,108	$13,437	$15,776	$20,290
Ratio of expenses to average net assets	0.95%[3]	0.95%	1.04%	1.16%	1.16%	1.16%
Ratio of net investment income to average net assets	0.78%[3]	0.88%	0.74%	0.69%	0.58%	0.25%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.38%[3]	0.58%	0.47%	0.50%	0.33%	0.23%
Portfolio turnover rate	63%	131%	114%	47%	40%	31%

1  This amount represents less than $0.01 per share.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — Blue Chip Portfolio

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Blue Chip Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

17

Credit Suisse Trust — Blue Chip Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by

18

Credit Suisse Trust — Blue Chip Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2007.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, investment advisory fees earned and voluntarily waived were $28,749 and $21,942, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, co-administrative services fees earned by CSAMSI were $5,175.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $7,264.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2007, Merrill was paid $5,420 for its services to the Portfolio.

19

Credit Suisse Trust — Blue Chip Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007, and during the six months ended June 30, 2007, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $7,833,433 and $7,191,491, respectively.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $10,039,690, $2,012,333, $(105,648) and $1,906,685, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Shares sold	116,953	153,746
Shares issued in reinvestment of dividends	—	8,828
Shares redeemed	(89,758)	(319,850)
Net increase (decrease)	27,195	(157,276)

20

Credit Suisse Trust — Blue Chip Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	97%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

21

Credit Suisse Trust — Blue Chip Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

22

Credit Suisse Trust — Blue Chip Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

23

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   TRBLC-SAR-0607

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2007

(unaudited)

CREDIT SUISSE TRUST
■  COMMODITY RETURN STRATEGY
  PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 30, 2007

Dear Shareholder:

For the six-month period ending June 30, 2007, Credit Suisse Trust — Commodity Return Strategy Portfolio1 (the "Portfolio") had a gain of 4.11%. The Dow Jones-AIG Commodity Index Total Return2 ("DJ-AIG Index") had a same-period increase of 4.46%.

Market Review: Continued demand from Asia drives energy and industrial metals

For the semiannual period ended June 30, 2007, commodities rose with the DJ-AIG Index up 4.46%. Most of these gains occurred during the first quarter as the market drifted sideways for much of the second quarter. The two strongest sectors were energy (+6.75%) and industrial metals (+7.62%), driven up partly by continued demand from Asia.

Despite these general trends, within the sectors, there has been a wide dispersion of returns. In energy, gasoline had a total return of more than 30%, while natural gas total returns were roughly flat. In the industrial metals sector, copper rose 22.40%, while zinc lost 18.47%.

Strategic Review and Outlook: Commodities may remain in a tight supply and demand balance

For the six month period ended June 30, 2007, the Portfolio returned 4.11% as compared to 4.46% for the DJ-AIG Index. Gasoline, copper and soybean oil were the largest contributors to performance. Conversely, zinc, sugar and corn were the largest detractors to performance (due in large part to the overproduction of sugar and corn that caused prices to drop).

For several commodities, the first half of 2007 had large trends that reversed.

West Texas Intermediate (WTI) crude oil started the year on a downward trend, falling more than $10 to a low below $50 per barrel on January 18 due to excess inventories. From that point through the end of June, crude oil prices trended upward to above $70 per barrel as increased demand depleted the excess inventories and Brent crude, a competing type of crude oil, gained.

Natural gas has a dissimilar trend, as it produced a total return of in excess 20% year-to-date through early February. However, after a very weak June, amid larger than anticipated storage injections, it ended the period down 0.27%.

Two index constituents heavily used in ethanol production, corn and sugar, had weak returns in the first half of 2007. On a total return basis, they were both down more than 17%. In both cases, this was due to overproduction in anticipation of high ethanol demand. While Brazil is a major location for this overproduction in sugar, much of the overproduction in corn is based in the U.S. In fact, current crop

1

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

expectations for U.S. corn are the highest since World War II. The acreage used to increase corn production was often shifted from fields formerly used to grow other crops. As a result, acreage predictions were reduced for both soybeans and wheat, producing total returns of greater than 10% for each commodity.

Going forward, we expect the volatility that returned to the commodity market in June to stay for the remainder of the year. Many commodities are currently in a tight supply/demand balance and even small changes in this balance, relative to expectations, can cause drastic price movements. The current situation with extremely high gasoline prices gives incentive to refineries to produce as much gasoline as possible before the summer driving demand fades and prices drop. Any disruptions to the crude supply or refinery problems could magnify price changes. Additionally, we are also in hurricane season, which could cause energy supply problems.

Natural gas prices, due to gas use in cooling, may be driven by weather conditions. Additionally, weather may drive price changes in the agriculture sector due to its effect on crop growth. In fact, recent volatility in the agriculture sector has been largely driven by weather patterns including dry spells, heavy rains, heat and wind.

Finally, we anticipate that there will be continued dispersion among individual constituents within the industrial metals sector. While growing demand from Asian economies has been a common theme to the rise in industrial metals prices over the past few years, so far this year prices have been driven by individual supply and demand factors. Further, with stockpiles of many industrial metals, including copper and nickel, at extremely low levels, small changes in demand expectations can often result in large price movements.

The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the Index. The DJ-AIG Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the Index, and each sector represented in the Index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the Index and different sectors may represent different proportions of the Index.

The Portfolio seeks total return and is designed to replicate the performance of the DJ-AIG Index. The Portfolio gains exposure to commodities markets by investing in structured notes whose principal and/or coupon payments are linked to the DJ-AIG Index and through investments in the Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), a wholly owned

2

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

subsidiary of the Portfolio formed in the Cayman Islands, swap agreements on the DJ-AIG Index and futures contracts on individual commodities or a subset of commodities and options on them.

The Portfolio has obtained a private letter ruling from the Internal Revenue Service (IRS) confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Internal Revenue Code of 1986, as amended. In addition, the IRS has also issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio's investment in its Subsidiary will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and, through investments in the Subsidiary, commodity-related swaps and commodity futures.

The Credit Suisse Commodities Management Team

Christopher Burton

Andrew S. Lenskold

Kam T. Poon

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from that projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

1 Year	Since Inception	Inception Date

2.44%	7.92%	2/28/06

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Dow Jones-AIG Commodity Index Total Return is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

4

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,041.10
Expenses Paid per $1,000*	$4.81
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,020.08
Expenses Paid per $1,000*	$4.76
Annualized Expense Ratios*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Sector Breakdown*
Commercial Paper	45.3%
Structured Notes	34.7%
Variable Rate Corporate Obligations	12.1%
Mortgage Backed Securities	7.0%
Short-Term Investment	0.8%
United States Government Agency Securities	0.1%
Total	100.0%

* Expressed as a percentage of total investments and may vary over time.

7

Credit Suisse Trust — Commodity Return Strategy Portfolio

Schedule of Investments

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (45.2%)
ASSET BACKED (44.4%)
$1,500	Bavaria Universal Funding	(A-1, P-1)	09/13/07	5.340	$1,483,751
8,500	Brahms Funding Corp.	(A-1, P-1)	08/10/07	5.329	8,450,133
3,900	Capital One Multi-Asset Execution Trust	(A-1+, P-1)	07/18/07	5.326	3,890,313
1,000	Cedar Spring Capital Co.	(A-1, P-1)	07/18/07	5.306	997,526
3,800	Citibank Credit Card ISS	(A-1+, P-1)	07/09/07	5.305	3,795,579
7,000	Citius II Funding LLC	(A-1+, P-1)	08/30/07	5.337	6,938,519
800	Fenway Funding LLC	(A-1, P-1)	10/12/07	5.364	787,961
7,400	Fenway Funding LLC	(A-1, P-1)	11/07/07	5.366	7,260,917
4,500	KKR Atlantic Funding Trust	(A-1+, P-1)	07/30/07	5.405	4,480,498
7,000	KKR Pacific Funding Trust	(A-1+, P-1)	07/25/07	5.374	6,975,033
7,300	Mica Funding LLC	(A-1, P-1)	07/16/07	5.359	7,283,757
3,350	Nelnet Student Asset Funding Extendable Capital LLC	(A-1+, P-1)	07/09/07	5.294	3,346,129
2,400	Nelnet Student Asset Funding Extendable Capital LLC	(A-1+, P-1)	07/25/07	5.329	2,391,584
3,700	Ocala Funding LLC	(A-1+, P-1)	08/14/07	5.356	3,676,032
4,300	Rathgar Capital US Corp.	(A-1+, P-1)	07/20/07	5.337	4,288,176
7,000	Rhineland Funding Capital Corp.	(A-1, P-1)	07/20/07	5.353	6,980,309
5,700	Romulus Funding Corp.	(A-1, P-1)	07/17/07	5.321	5,686,700
500	Tango Finance Corp.	(A-1+, P-1)	08/06/07	5.292	497,375
2,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	07/24/07	5.352	1,993,202
2,500	Transamerica Secured Liquidity Notes Corp. LLC	(A-1+, P-1)	07/10/07	5.345	2,496,669
7,000	Valcour Bay Capital Co. LLC	(A-1, P-1)	07/18/07	5.344	6,982,414
5,000	Witherspoon CDO Funding LLC	(A-1+, P-1)	07/25/07	5.373	4,982,167
TOTAL ASSET BACKED (Cost $95,664,744)					95,664,744
BANKING (0.8%)
1,635	Skandinaviska Enskilda Banken AB# (Cost $1,634,926)	(A-1, P-1)	07/19/07	5.280	1,634,926
TOTAL COMMERCIAL PAPER (Cost $97,299,670)					97,299,670
MORTGAGE BACKED SECURITIES (7.0%)
5,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3#	(AAA, Aaa)	01/13/39	5.310	5,000,000
5,000	Paragon Mortgages PLC, Series 14A, Class A1#	(AAA, Aaa)	09/15/39	5.320	5,008,143
5,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A#	(A-1+, P-1)	02/12/08	5.310	5,000,000
TOTAL MORTGAGE BACKED SECURITIES (Cost $15,000,000)					15,008,143
STRUCTURED NOTES (34.6%)
4,300	ABN AMRO BANK NV: Commodity Index Linked Notes#	(AA, Aa3)	10/22/07	5.160	5,314,843
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	684,929
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.286	728,014
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.278	523,980
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	527,545
200	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	213,760

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Commodity Return Strategy Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
STRUCTURED NOTES
$300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	$315,966
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	517,705
400	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.227	479,260
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.226	612,090
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.198	973,480
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	1,030,770
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	736,008
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.190	498,830
1,100	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	1,111,451
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.199	977,160
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	959,590
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	925,840
300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.295	352,413
200	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.295	238,588
300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.295	336,540
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.292	807,919
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.289	514,130
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.284	2,139,020
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.284	519,825
300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.280	301,272
300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.280	297,825
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.207	460,335
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	694,428
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	936,850
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	469,375
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	481,010
3,700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.301	4,378,210
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.299	632,685
8,500	Bank of America NA: Commodity Index Linked Notes#	(A-1+, P-1)	03/28/08	5.190	8,451,550
4,400	Barclays Bank PLC: Commodity Index Linked Notes#	(A-1+, P-1)	10/28/07	5.260	5,424,504
4,500	Bear Stearns Company, Inc.: Commodity Index Linked Notes#	(A-1+, P-1)	11/06/07	5.130	5,324,850
7,000	Commonwealth Bank of Australia: Commodity Index Linked Notes#	(AAA, Aaa)	02/07/08	4.970	7,641,760
4,500	IXIS: Commodity Index Linked Notes#	(A-1+, P-1)	11/05/07	5.106	5,586,210
3,900	Morgan Stanley: Commodity Index Linked Notes#	(A-1+, P-1)	10/15/07	5.290	4,002,024
6,250	Svensk Exportkredit AB: Commodity Index Linked Notes#	(A-1+, P-1)	11/09/07	5.617	7,395,625
TOTAL STRUCTURED NOTES (Cost $67,450,000)					74,518,169
UNITED STATES AGENCY OBLIGATIONS (0.0%)
35	Fannie Mae Discount Notes	(AAA, Aaa)	10/15/07	5.125	34,476
50	Freddie Mac Discount Notes	(AAA, Aaa)	10/15/07	5.204	49,261
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $83,729)					83,737

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Commodity Return Strategy Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
VARIABLE RATE CORPORATE OBLIGATIONS (12.1%)
DIVERSIFIED FINANCIALS (12.1%)
$5,000	Atlas Capital Funding Corp., Series MTN, Notes#	(AAA, Aaa)	12/07/08	5.380	$5,002,825
6,000	Cullinan Finance Corp., Series MTN, Notes#	(AAA, Aaa)	12/07/07	5.320	6,000,384
2,000	Five Finance, Inc. Series MTN, Notes#	(AAA, Aaa)	09/13/07	5.330	2,000,350
5,000	Sedna Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	11/28/07	5.330	5,000,910
5,000	Stanfield Victoria LLC, Series MTN, Notes#	(AAA, Aaa)	03/27/08	5.360	5,003,010
3,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J#	(AAA, Aaa)	12/15/08	5.410	3,000,000
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $25,999,976)					26,007,479
Number of Shares
SHORT-TERM INVESTMENT (0.8%)
1,624	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,624,000)		07/02/07	4.100	1,624,000
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $207,457,375)					214,541,198
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)					639,828
NET ASSETS (100.0%)					$215,181,026

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate shown is the rate as of June 30, 2007.

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Commodity Return Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value (Cost $207,457,375) (Note 2)	$214,541,198
Cash	797
Interest receivable	867,613
Receivable for portfolio shares sold	30,900
Prepaid expenses	3,090
Total Assets	215,443,598
Liabilities
Advisory fee payable (Note 3)	91,886
Administrative services fee payable (Note 3)	21,260
Distribution fee payable (Note 3)	44,665
Organizational fee payable (Note 3)	58,636
Payable for portfolio shares redeemed	8,185
Other accrued expenses payable	37,940
Total Liabilities	262,572
Net Assets
Capital stock, $0.001 par value (Note 6)	20,294
Paid-in capital (Note 6)	213,257,463
Undistributed net investment income	73,624
Accumulated net realized loss from investments and futures contracts	(5,254,178)
Net unrealized appreciation from investments	7,083,823
Net Assets	$215,181,026
Shares outstanding	20,294,092
Net asset value, offering price, and redemption price per share	$10.60

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Commodity Return Strategy Portfolio

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Interest	$4,722,041
Expenses
Investment advisory fees (Note 3)	473,626
Administrative services fees (Note 3)	111,082
Distribution fees (Note 3)	236,813
Legal fees	33,043
Audit and tax fees	16,498
Printing fees (Note 3)	14,178
Offering costs (Note 3)	9,477
Trustees' fees	7,376
Custodian fees	6,890
Commitment fees (Note 4)	2,690
Transfer agent fees	559
Miscellaneous expense	771
Total expenses	913,003
Less: fees waived (Note 3)	(13,113)
Net expenses	899,890
Net investment income	3,822,151
Net Realized and Unrealized Gain (Loss) from Investments and Futures Contracts
Net realized gain from investments	1,007,127
Net realized gain on futures contracts	17,954
Net change in unrealized appreciation (depreciation) from investments	3,172,731
Net change in unrealized appreciation (depreciation) from futures contracts	(25,360)
Net realized and unrealized gain from investments and futures contracts	4,172,452
Net increase in net assets resulting from operations	$7,994,603

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Commodity Return Strategy Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Period Ended December 31, 2006[1]
From Operations
Net investment income	$3,822,151	$2,251,135
Net realized gain (loss) from investments, futures contracts and swap contracts	1,025,081	(6,279,259)
Net change in unrealized appreciation (depreciation) from investments and futures contracts	3,147,371	3,936,452
Net increase (decrease) in net assets resulting from operations	7,994,603	(91,672)
From Dividends
Dividends from net investment income	(3,797,341)	(2,251,480)
Net decrease in net assets resulting from dividends	(3,797,341)	(2,251,480)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	66,669,578	151,418,130
Reinvestment of dividends	3,797,341	2,213,080
Net asset value of shares redeemed	(5,389,985)	(5,381,228)
Net increase in net assets from capital share transactions	65,076,934	148,249,982
Net increase in net assets	69,274,196	145,906,830
Net Assets
Beginning of period	145,906,830	—
End of period	$215,181,026	$145,906,830
Undistributed net investment income	$73,624	$48,814

1  For the period February 28, 2006 (commencement of operations) through December 31, 2006.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Commodity Return Strategy Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007 (unaudited)	For the Period Ended December 31, 2006[1]
Per share data
Net asset value, beginning of period	$10.37	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.20	0.38
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	0.23	0.25
Total from investment operations	0.43	0.63
LESS DIVIDENDS
Dividends from net investment income	(0.20)	(0.26)
Net asset value, end of period	$10.60	$10.37
Total return[3]	4.11%	6.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$215,181	$145,907
Ratio of expenses to average net assets[4]	0.95%	0.95%
Ratio of net investment income to average net assets[4]	4.03%	4.28%
Decrease reflected in above operating expense ratios due to waivers/reimbursements[4]	0.01%	0.31%
Portfolio turnover rate	14%	27%

1  For the period February 28, 2006 (commencement of operations) through December 31, 2006.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Commodity Return Strategy Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified open-end management investment company that seeks total return. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service

15

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code") and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the Dow Jones AIG Commodity Index ("DJ-AIG Index") through investing in structured notes designed to track the performance of the DJ-AIG Index. The Fund has received a private letter ruling from the IRS which confirms that the Portfolio's use of certain types of structured notes designed to track the performance of the DJ-AIG Index produce Qualifying Income. In addition, the Portfolio may, through its investment in the Credit Suisse Cayman Commodity

16

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

Fund II, Ltd. ("the Subsidiary"), seek to track the performance of the DJ-AIG Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns. If the Portfolio should fail to qualify as a RIC, it would be considered as a single investment, which may result in variable contracts invested in the Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the variable contracts would be taxed currently to the holders, and the contracts would remain subject to taxation as ordinary income thereafter, even if they become adequately diversified.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and

17

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2007, the Portfolio had no open futures contracts.

H) SWAPS — The Portfolio may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

I) COMMODITY INDEX-LINKED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of a commodity

18

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/(losses). These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 34.6% of the Portfolio's net assets and resulted in unrealized appreciation of $7,068,169.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2007.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation,

19

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, investment advisory fees earned and voluntarily waived were $473,626 and $13,113, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, co-administrative services fees earned by CSAMSI were $85,253.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $25,829.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares. Pursuant to distribution plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment

20

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

services. For the six months ended June 30, 2007, Merrill was paid $4,057 for its services to the Portfolio.

The Portfolio will reimburse Credit Suisse for offering costs in the amount of $58,636 that have been paid by Credit Suisse. Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Portfolio's first year of operation. For the period January 1, 2007 through February 28, 2007, $9,477 has been expensed to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007, and during the six months ended June 30, 2007, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $41,000,000 and $11,406,912, respectively.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $207,457,375, $7,472,625, $(388,802) and $7,083,823, respectively.

21

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2007 (unaudited)	For the Period Ended December 31, 2006[1]
Shares sold	6,369,933	14,354,276
Shares issued in reinvestment of dividends	356,517	217,832
Shares redeemed	(500,223)	(504,243)
Net increase	6,226,227	14,067,865

1  For the period February 28, 2006 (commencement date) through December 31, 2006.

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal

22

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 8. Recent Accounting Pronouncements

years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

23

Credit Suisse Trust — Commodity Return Strategy Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

24

Credit Suisse Trust — Commodity Return Strategy Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

25

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRCOM-SAR-0607

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2007

(unaudited)

CREDIT SUISSE TRUST
■  EMERGING MARKETS PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 27, 2007

Dear Shareholder:

For the six-month period ended June 30, 2007, Credit Suisse Trust — Emerging Markets Portfolio1 (the "Portfolio") had a gain of 13.82%, versus an increase of 17.75% for the Morgan Stanley Capital International Emerging Markets Free Index.2

Market Review: Global conditions boost emerging market growth

The period ended June 30, 2007, was a strong one for emerging market equities. Returns were boosted by positive global conditions supportive of growth. Despite signs of slowdown in the U.S. housing market, growth conditions elsewhere remained robust, particularly in China which provided a floor for high commodity prices. Markets also benefited from ample liquidity conditions and very strong risk appetite.

Strategic Review and Outlook: Expect global conditions to remain positive but potential for volatility

For the semiannual period ended June 30, 2007, the Portfolio returned 13.82% as compared to 17.75% for the MSCI Emerging Markets Free Index. The strongest contributors to performance were the portfolio's country overweight to Brazil combined with stock selection across a broad array of sectors. Additionally, stock selection in Mexico (mining and wireless telecoms) and Malaysia (gaming and plantation stocks) added to performance. Conversely, stock selection in China (primarily banks and automakers) and Korea (electronics) detracted from performance. Further, a lack of exposure to some smaller markets that posted strong gains, such as Peru, also hurt performance.

The Portfolio continues to be focused on countries and stocks where we see strong earnings visibility at reasonable valuations. Our main overweights continue to be Brazil, Russia and China. We maintain underweights in South Africa, India and smaller central European and Latin American markets. Over the period, we added to Korea, Taiwan, Turkey and Thailand and took some profits in Mexico.

On balance, we expect global conditions for emerging markets to remain broadly positive, if not as stimulative as in previous years. Despite concerns about the strength of the U.S. consumer in the second half of the year, non-U.S. growth continues to be supportive, while China's growth continues to surprise on the upside — further underpinning commodity prices. Ample global liquidity conditions look likely to persist. We believe this is because the Fed is likely to remain on hold for the near term and tightening by the European Central Bank and

1

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Bank of Japan is likely to be moderate. Additionally, the recycling of petrodollars, gradual capital account liberalization in China, and portfolio outflows from Japan are also contributing to demand for emerging market equities.

On the negative side, with many markets and stocks reaching all-time highs, we believe the valuation case for emerging markets is not as evident as in the past. With strong returns to date, markets could be vulnerable to any global shocks that might provoke a reappraisal in growth or inflation expectations, or any unexpected policy tightening in China. Credit risks in the U.S. which might cause a retreat in risk appetite are another potential headwind for markets. As such, markets could prove to be more volatile in coming months, although we see no change in the fundamentals for the asset class.

The Credit Suisse Emerging Markets Team

Neil Gregson

Annabel Betz

Elizabeth H. Eaton

Matthew J.K. Hickman

Stephen Parr

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Portfolio may involve a greater degree of risk than other funds that seek capital growth by investing in larger, more developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

1 Year	5 Years	Since Inception	Inception Date
42.13%	24.66%	11.56%	12/31/97

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International Emerging Markets Free Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,138.20
Expenses Paid per $1,000*	$7.16
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,018.10
Expenses Paid per $1,000*	$6.76
Annualized Expense Ratios*	1.35%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (91.2%)
Argentina (0.6%)
Energy Equipment & Services (0.6%)
Tenaris SA ADR	19,200	$940,032
TOTAL ARGENTINA		940,032
Austria (0.3%)
Energy Equipment & Services (0.3%)
C.A.T. oil AG*	18,147	492,459
TOTAL AUSTRIA		492,459
Brazil (8.8%)
Airlines (0.5%)
Gol-Linhas Aereas Inteligentes SA ADR§	25,500	841,245
Banks (0.6%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	8,300	936,821
Beverages (0.2%)
Companhia de Bebidas das Americas ADR§	4,140	290,628
Commingled Fund (0.5%)
Gafisa SA ADR*§	22,195	692,484
Diversified Telecommunication Services (0.6%)
Brasil Telecom Participacoes SA	32,359	905,581
Electric Utilities (1.2%)
Obrascon Huarte Lain Brasil SA	52,800	997,881
Terna Participacoes SA	62,700	898,505
		1,896,386
Food Products (0.3%)
Cosan SA Industria e Comercio*	27,200	445,142
Industrial Conglomerates (0.0%)
Itausa - Investimentos Itau SA	2,027	12,556
Internet & Catalog Retail (1.1%)
Submarino SA	41,500	1,730,244
Oil & Gas (2.1%)
Petroleo Brasileiro SA - Petrobras ADR	30,200	3,221,736
Real Estate (0.9%)
PDG Realty SA Empreendimentos e Participacoes	131,300	1,431,620
Specialty Retail (0.4%)
Lojas Renner SA	34,000	640,810
Transportation Infrastructure (0.4%)
Wilson Sons, Ltd. BDR*	41,349	601,128
TOTAL BRAZIL		13,646,381

See Accompanying Notes to Financial Statements.
7

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Chile (1.7%)
Electric Utilities (0.6%)
Enersis SA ADR§	49,500	$992,475
Metals & Mining (0.6%)
Antofagasta PLC	76,100	931,860
Water Utilities (0.5%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A‡	29,400	742,350
TOTAL CHILE		2,666,685
China (8.0%)
Automobiles (0.5%)
Dongfeng Motor Corp. Series H	1,413,112	752,106
Banks (2.0%)
China Construction Bank Series H§	2,396,400	1,645,089
Industrial & Commercial Bank of China Series H§	2,806,500	1,556,678
		3,201,767
Diversified Telecommunication Services (0.8%)
China Communication Services Corporation, Ltd. Series H*	1,703,591	1,260,363
Electrical Equipment (0.6%)
Dongfang Electrical Machinery Company, Ltd. Series H	157,000	870,043
Insurance (1.5%)
China Life Insurance Company, Ltd. Series H§	403,100	1,442,130
Ping An Insurance Group Company of China, Ltd. Series H§	119,000	843,082
		2,285,212
Machinery (0.0%)
China High Speed Transmission Equipment Group Company, Ltd.*	4,528	4,101
Oil & Gas (2.0%)
China Petroleum & Chemical Corp. Series H	1,474,400	1,647,109
PetroChina Company, Ltd. Series H§	986,100	1,459,854
		3,106,963
Real Estate (0.6%)
Beijing Capital Land, Ltd. Series H	1,566,800	903,744
TOTAL CHINA		12,384,299
Colombia (0.5%)
Diversified Financials (0.5%)
Suramericana de Inversiones SA	78,200	742,860
TOTAL COLOMBIA		742,860
Czech Republic (0.5%)
Electric Utilities (0.5%)
CEZ AS	15,100	776,798
TOTAL CZECH REPUBLIC		776,798

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Egypt (1.2%)
Construction & Engineering (0.7%)
Orascom Construction Industries	15,900	$1,040,813
Diversified Telecommunication Services (0.5%)
Orascom Telecom Holding SAE	23,000	295,685
Telecom Egypt	179,000	550,825
		846,510
TOTAL EGYPT		1,887,323
Hong Kong (3.3%)
Oil & Gas (1.0%)
CNOOC, Ltd.§	1,359,500	1,544,397
Real Estate (0.4%)
Greentown China Holdings, Ltd.	280,000	609,188
Wireless Telecommunication Services (1.9%)
China Mobile (Hong Kong), Ltd.	283,300	3,053,983
TOTAL HONG KONG		5,207,568
Hungary (0.2%)
Oil & Gas (0.2%)
Falcon Oil & Gas, Ltd.*	191,800	256,034
TOTAL HUNGARY		256,034
India (6.4%)
Automobiles (0.3%)
Mahindra & Mahindra, Ltd.	23,700	420,547
Diversified Financials (0.7%)
ICICI Bank, Ltd. ADR§	21,700	1,066,555
Diversified Telecommunication Services (0.6%)
Bharti Airtel, Ltd.*	45,000	924,437
Electrical Equipment (1.5%)
Bharat Heavy Electricals, Ltd.	63,400	2,396,638
Gas Utilities (0.3%)
Gail India, Ltd.	73,200	557,446
Industrial Conglomerates (0.5%)
Grasim Industries, Ltd.	12,700	820,600
IT Consulting & Services (1.3%)
Infosys Technologies, Ltd. ADR§	27,000	1,360,260
Tata Consultancy Services, Ltd.	23,944	676,945
		2,037,205
Materials (0.4%)
Hindalco Industries, Ltd.	141,800	558,441
Oil & Gas (0.5%)
Cairn Energy PLC*	23,343	822,062

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
India
Wireless Telecommunication Services (0.3%)
Reliance Communication Ventures, Ltd.*	33,500	$424,984
TOTAL INDIA		10,028,915
Indonesia (1.5%)
Banks (0.5%)
PT Bank Mandiri	2,187,000	756,067
Wireless Telecommunication Services (1.0%)
PT Telekomunikasi Indonesia	1,468,800	1,593,338
TOTAL INDONESIA		2,349,405
Israel (1.8%)
Electronic Equipment & Instruments (0.4%)
Orbotech, Ltd.*§	25,100	560,232
Insurance (0.4%)
Harel Insurance Investments, Ltd.	12,700	703,616
Pharmaceuticals (1.0%)
Teva Pharmaceutical Industries, Ltd. ADR§	37,100	1,530,375
TOTAL ISRAEL		2,794,223
Kazakhstan (1.5%)
Oil & Gas (1.5%)
KazMunaiGas Exploration Production GDR	108,730	2,374,663
TOTAL KAZAKHSTAN		2,374,663
Malaysia (2.3%)
Diversified Financials (1.2%)
AMMB Holdings Berhad	1,428,200	1,788,046
Food Products (0.8%)
IOI Corporation Berhad	868,500	1,310,738
Industrial Conglomerates (0.3%)
Genting Berhad	183,100	438,155
TOTAL MALAYSIA		3,536,939
Mexico (5.6%)
Beverages (0.5%)
Fomento Economico Mexicano SA de CV ADR	18,731	736,503
Construction Materials (0.9%)
Cemex SA de CV ADR*§	40,249	1,485,188
Household Durables (0.5%)
Consorcio ARA SA de CV§	460,200	741,986
Metals & Mining (0.6%)
Grupo Mexico SA de CV Series B	153,450	944,137

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Mexico
Real Estate (0.6%)
Urbi Desarrollos Urbanos SA de CV*	197,772	$911,713
Transportation Infrastructure (0.5%)
Grupo Aeroportuario del Pacifico SA de CV ADR	17,300	853,236
Wireless Telecommunication Services (2.0%)
America Movil SAB de CV ADR Series L	37,074	2,295,993
America Movil SAB de CV Series L	266,342	823,314
		3,119,307
TOTAL MEXICO		8,792,070
Russia (10.7%)
Banks (1.8%)
Sberbank RF	521	2,007,931
VTB Bank OJSC-GDR*	67,038	736,077
		2,744,008
Electric Utilities (0.5%)
RAO Unified Energy System of Russia*	548,900	738,433
Industrial Conglomerates (1.1%)
Mining and Metallurgical Company Norilsk Nickel ADR	7,800	1,731,600
Oil & Gas (4.9%)
Gazprom	316,914	3,292,471
Gazprom ADR	15,700	652,856
Lukoil ADR	48,000	3,657,600
		7,602,927
Pharmaceuticals (0.3%)
Pharmstandard*	5,242	317,141
Pharmstandard OJSC-S GDR Rule 144A*‡	5,870	98,499
		415,640
Semiconductor Equipment & Products (0.9%)
Sitronics GDR Rule 144A‡	200,000	1,480,000
Wireless Telecommunication Services (1.2%)
OAO Vimpel Communications ADR§	18,500	1,949,160
TOTAL RUSSIA		16,661,768
Singapore (1.2%)
Energy-Alternate Sources (0.5%)
China Energy, Ltd.*	650,000	737,663
Machinery (0.7%)
Yangzijiang Shipbuilding Holdings, Ltd.*	950,000	1,192,586
TOTAL SINGAPORE		1,930,249

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
South Africa (6.4%)
Banks (0.9%)
FirstRand, Ltd.	416,552	$1,327,054
Construction & Engineering (0.4%)
Group Five, Ltd.	83,501	643,553
Diversified Telecommunication Services (0.5%)
Telkom South Africa, Ltd.§	28,600	721,694
Food Products (0.5%)
Tiger Brands, Ltd.	28,800	738,568
Insurance (0.5%)
Liberty Group, Ltd.	66,300	837,533
Metals & Mining (1.6%)
Anglo Platinum, Ltd.	10,000	1,645,841
AngloGold Ashanti, Ltd.§	23,100	873,303
		2,519,144
Oil & Gas (1.3%)
Sasol	53,700	2,020,538
Wireless Telecommunication Services (0.7%)
MTN Group, Ltd.	80,600	1,097,995
TOTAL SOUTH AFRICA		9,906,079
South Korea (14.8%)
Banks (2.7%)
Kookmin Bank	33,010	2,895,105
Shinhan Financial Group Company, Ltd.	21,396	1,302,250
		4,197,355
Beverages (0.5%)
Hite Brewery Company, Ltd.	6,100	791,793
Building Products (0.5%)
KCC Corp.	1,700	772,440
Construction & Engineering (1.4%)
GS Engineering & Construction Corp.	13,010	1,554,131
Hyundai Development Co.	9,760	694,424
		2,248,555
Industrial - Other (0.3%)
Hanla Level Company, Ltd.*	15,000	420,500
Machinery (2.5%)
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	14,000	791,483
Hyundai Heavy Industries Company, Ltd.	5,600	2,086,374
Pyeong San Company, Ltd.§	21,000	1,016,576
		3,894,433

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
South Korea
Metals & Mining (1.2%)
POSCO ADR§	15,200	$1,824,000
Multiline Retail (1.4%)
Hyundai Department Store Company, Ltd.	5,969	702,788
Shinsegae Company, Ltd.	2,350	1,529,298
		2,232,086
Semiconductor Equipment & Products (4.3%)
Samsung Electronics Company, Ltd.	10,861	6,639,538
TOTAL SOUTH KOREA		23,020,700
Taiwan (11.4%)
Banks (1.1%)
Chinatrust Financial Holding Company, Ltd.	2,276,760	1,773,452
Computers & Peripherals (0.5%)
Acer, Inc.	395,000	803,842
Construction Materials (1.1%)
Asia Cement Corp.	1,260,100	1,659,234
Diversified Financials (0.0%)
Fuhwa Financial Holdings Company, Ltd.*	900	511
Diversified Telecommunication Services (0.0%)
Chunghwa Telecom Company, Ltd.	80	152
Electronic Equipment & Instruments (3.0%)
Delta Electronics, Inc.*	349,400	1,375,565
Hon Hai Precision Industry Company, Ltd.	389,496	3,364,283
		4,739,848
Food & Drug Retailing (0.8%)
President Chain Store Corp.	448,700	1,277,307
Food Products (0.8%)
Uni-President Enterprises Corp.	1,204,500	1,205,907
Insurance (0.9%)
Cathay Financial Holding Company, Ltd.	576,043	1,375,106
Metals & Mining (0.4%)
China Steel Corp.	563,650	685,688
Semiconductor Equipment & Products (2.8%)
Taiwan Semiconductor Manufacturing Company, Ltd.	2,003,597	4,290,986
TOTAL TAIWAN		17,812,033
Thailand (1.0%)
Banks (0.8%)
Krung Thai Bank Public Company, Ltd.	1,738,900	599,677
Siam City Bank Public Company, Ltd.	987,100	541,501
		1,141,178

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Thailand
Real Estate (0.2%)
Land and Houses Public Company, Ltd.	1,795,300	$353,764
TOTAL THAILAND		1,494,942
Turkey (1.5%)
Banks (1.0%)
Akbank T.A.S.	113,386	629,309
Turkiye Garanti Bankasi AS	170,233	946,291
		1,575,600
Commercial Services & Supplies (0.5%)
TAV Havalimanlari Holding AS*	83,250	733,031
TOTAL TURKEY		2,308,631
TOTAL COMMON STOCKS (Cost $84,605,392)		142,011,056
PREFERRED STOCKS (7.2%)
Brazil (7.2%)
Banks (1.5%)
Banco Bradesco SA	34,300	832,389
Banco Itau Holding Financeira SA	32,300	1,442,264
		2,274,653
Beverages (0.5%)
Companhia de Bebidas das Americas ADR	10,200	714,000
Diversified Telecommunication Services (1.2%)
Telemar Norte Leste SA Class A	30,600	855,561
Telesp - Telecomunicacoes de Sao Paulo SA	32,400	1,056,449
		1,912,010
Industrial Conglomerates (1.2%)
Bradespar SA	19,800	753,551
Itausa - Investimentos Itau SA	177,354	1,115,139
		1,868,690
Metals & Mining (1.8%)
Companhia Vale do Rio Doce ADR	74,900	2,823,730
Oil & Gas (1.0%)
Petroleo Brasileiro SA - Petrobras ADR	12,900	1,564,383
TOTAL PREFERRED STOCKS (Cost $3,393,548)		11,157,466
RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires 04/03/08*^ (Cost $0)	50,021	0

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENT (12.1%)
State Street Navigator Prime Portfolio§§ (Cost $18,909,248)	18,909,248	$18,909,248
TOTAL INVESTMENTS AT VALUE (110.5%) (Cost $106,908,188)		172,077,770
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.5%)		(16,377,596)
NET ASSETS (100.0%)		$155,700,174

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

GDR = Global Depositary Receipt

*  Non-income producing security.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $2,320,849 or 1.5% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — Emerging Markets Portfolio

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $18,909,248 (Cost $106,908,188) (Note 2)	$172,077,770[1]
Cash	14,341
Foreign currency at value (cost $359,717)	361,208
Receivable for investments sold	2,516,986
Receivable for portfolio shares sold	1,460,132
Dividend and interest receivable	599,249
Prepaid expenses and other assets	8,970
Total Assets	177,038,656
Liabilities
Advisory fee payable (Note 3)	115,524
Administrative services fee payable (Note 3)	14,868
Payable upon return of securities loaned (Note 2)	18,909,248
Payable for investments purchased	2,109,161
Deferred foreign tax liability (Note 2)	35,458
Payable for portfolio shares redeemed	6,746
Other accrued expenses payable	147,477
Total Liabilities	21,338,482
Net Assets
Capital stock, $0.001 par value (Note 6)	6,261
Paid-in capital (Note 6)	21,232,300
Undistributed net investment income	3,191,840
Accumulated net realized gain on investments and foreign currency transactions	66,130,489
Net unrealized appreciation from investments and foreign currency translations	65,139,284
Net Assets	$155,700,174
Shares outstanding	6,261,334
Net asset value, offering price, and redemption price per share	$24.87

1  Including $18,223,537 of securities on loan.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — Emerging Markets Portfolio

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Dividends	$2,876,575
Interest	127,747
Securities lending	43,242
Foreign taxes withheld	(287,368)
Total investment income	2,760,196
Expenses
Investment advisory fees (Note 3)	1,240,421
Administrative services fees (Note 3)	125,042
Custodian fees	113,770
Interest expense (Note 4)	34,353
Printing fees (Note 3)	25,783
Audit and tax fees	16,690
Legal fees	8,736
Trustees' fees	6,596
Insurance expense	5,500
Commitment fees (Note 4)	2,984
Transfer agent fees	2,909
Miscellaneous expense	21,932
Total expenses	1,604,716
Less: fees waived (Note 3)	(206,273)
Net expenses	1,398,443
Net investment income	1,361,753
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	42,822,364
Net realized loss on foreign currency transactions	(316,245)
Net change in unrealized appreciation (depreciation) from investments	(20,427,099)
Net change in unrealized appreciation (depreciation) from foreign currency translations	210,078
Net realized and unrealized gain from investments and foreign currency related items	22,289,098
Net increase in net assets resulting from operations	$23,650,851

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — Emerging Markets Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December, 31, 2006
From Operations
Net investment income	$1,361,753	$2,384,682
Net realized gain from investments and foreign currency transactions	42,506,119	24,141,498
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(20,217,021)	32,665,333
Net increase in net assets resulting from operations	23,650,851	59,191,513
From Dividends and Distributions
Dividends from net investment income	—	(1,180,743)
Distributions from net realized gains	—	(2,900,006)
Net decrease in net assets resulting from dividends and distributions	—	(4,080,749)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	17,743,067	53,674,806
Reinvestment of dividends and distributions	—	4,080,749
Net asset value of shares redeemed	(128,012,343)	(56,737,879)
Net increase (decrease) in net assets from capital share transactions	(110,269,276)	1,017,676
Net increase (decrease) in net assets	(86,618,425)	56,128,440
Net Assets
Beginning of period	242,318,599	186,190,159
End of period	$155,700,174	$242,318,599
Undistributed net investment income	$3,191,840	$1,830,087

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — Emerging Markets Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$21.85	$16.82	$13.25	$10.63	$7.44	$8.43
INVESTMENT OPERATIONS
Net investment income	0.34	0.21	0.14	0.12	0.07	0.01
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	2.68	5.19	3.53	2.53	3.12	(0.98)
Total from investment operations	3.02	5.40	3.67	2.65	3.19	(0.97)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.11)	(0.10)	(0.03)	—	(0.02)
Distributions from net realized gains	—	(0.26)	—	—	—	—
Total dividends and distributions	—	(0.37)	(0.10)	(0.03)	—	(0.02)
Net asset value, end of period	$24.87	$21.85	$16.82	$13.25	$10.63	$7.44
Total return[1]	13.82%	32.51%	27.84%	25.02%	42.88%	(11.56)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$155,700	$242,319	$186,190	$115,224	$73,782	$43,867
Ratios of expenses to average net assets	1.35%[2]	1.36%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	1.32%[2]	1.11%	1.11%	1.21%	0.94%	0.13%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.20%[2]	0.23%	0.25%	0.29%	0.41%	0.44%
Portfolio turnover rate	27%	80%	77%	121%	167%	128%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Emerging Markets Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed,

20

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

21

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2007, the Portfolio had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2007, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $624,840, of which $570,633 was rebated to

22

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

borrowers (brokers). The Portfolio retained $43,242 in income from the cash collateral investment, and SSB, as lending agent, was paid $10,965. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. Effective October 1, 2006, the Portfolio pays Credit Suisse for its advisory services a fee that consists of two components: (1) a monthly base management fee calculated by applying a fixed rate of 1.20% ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.20% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The

23

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

performance measurement period will generally be 36 months. During the period from October 1, 2006 through September 30, 2007, only the Base Fee will apply to the Portfolio. The fee adjustment will go into effect on October 1, 2007. After 12 months have passed, the measurement period will be equal to the number of months that have elapsed since October 1, 2006 until 36 months has passed, after which the measurement period will become 36 months. The Base Fee is calculated and accrued daily. The Performance Adjustment is accrued and calculated daily. The investment advisory fee is paid monthly in arrears. No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the MSCI Emerging Markets Free Index, the Portfolio's benchmark index (the "Index"), is 1.00% or greater (plus or minus) during the applicable performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the relevant month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). The investment performance of the Portfolio for the performance measurement period is used to calculate the Portfolio's Performance Adjustment. After Credit Suisse determines whether the Portfolio's performance was above or below the Index by comparing the investment performance of the Portfolio against the investment record of the Index, Credit Suisse will apply the Performance Adjustment (positive or negative) across the Portfolio.

The following table shows the structure of the Performance Adjustment. No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Index is 1.00% or greater (plus or minus) during the applicable performance measurement period.

	Annualized Return (Net of Expenses) Relative to Index	Performance Adjustment
	Over 2.00%	+0.20%
	1.00% to 2.00%	+0.10%
Base Fee plus/minus	0.00% to 1.00%	None
	0.00% to -1.00%	None
	-1.00% to -2.00%	-0.10%
	Over -2.00%	-0.20%

For the six months ended June 30, 2007, investment advisory fees earned and voluntarily waived were $1,240,421 and $206,273, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at anytime.

24

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Limited ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), affiliates of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). Credit Suisse U.K's and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, co-administrative services fees earned by CSAMSI were $93,032.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $32,010.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2007, Merrill was paid $6,379 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007, the Portfolio had no loans outstanding under the Credit Facility.

25

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 4. Line of Credit

During the six months ended June 30, 2007, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$8,692,048	5.762%	$17,247,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $52,022,326 and $151,325,322, respectively.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $106,908,188, $67,068,972, $(1,899,390) and $65,169,582, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Shares sold	792,560	2,834,504
Shares issued in reinvestment of dividends and distributions	—	225,705
Shares redeemed	(5,619,701)	(3,040,925)
Net increase (decrease)	(4,827,141)	19,284

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	94%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

26

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

27

Credit Suisse Trust — Emerging Markets Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

28

Credit Suisse Trust — Emerging Markets Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

29

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TREMK-SAR-0607

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2007

(unaudited)

CREDIT SUISSE TRUST
■  GLOBAL SMALL CAP PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 23, 2007

Dear Shareholder:

For the six-month period ended June 30, 2007, Credit Suisse Trust — Global Small Cap Portfolio1 (the "Portfolio") had a gain of 6.48%, versus an increase of 10.68% for the Morgan Stanley Capital International World Small Cap Index.2

Market Review: Strong growth internationally enhanced by a weakened dollar

For the semiannual period ended June 30, 2007, international small cap stocks generally performed well. With the exception of Japan, where returns were dull and the Yen was weak, strong growth in Europe and the Pacific Rim was enhanced by a weaker dollar.

When compared to large caps, smaller companies had a good start to the year. They experienced some turbulence and since March have been slipping against the broader market. This is largely due to a bout of uncertainty in the financial markets where bond yields are rising and equity investors are reducing their exposure to riskier asset categories.

In the United States, the equity market, despite a sudden sell off in February, has continued its strong performance during the first six months of 2007. The S&P 500, a measure of the market, finished June above 1,500. The U.S. Dollar dropped to a 26-year low versus the British pound and approached its weakest level against the Euro. Additionally, though inflation is rising and consumer confidence is at a 10-month low, manufacturing and employment are rising. Finally, most S&P 500 companies' first and second quarter 2007 earnings reports have exceeded investor expectations.

Strategic Review and Outlook: Current economics may make it tough to compete

For the semiannual period ending June 30, 2007, the Portfolio returned 6.48% as compared to 10.68% for the MSCI World Small Cap Index. Stock selection in pharmaceuticals & biotech, food & staples retailing, and capital goods contributed to performance. Conversely, stock selection in retailing, transportation and banks were the largest detractors to performance.

The Portfolio is currently overweight in healthcare and industrials. In our opinion, healthcare will benefit from increased spending as populations grow older and richer. We believe industrials will continue to benefit from increasing capital spending to fund oil and mineral development as well as continuing industrialization of emerging markets such as China and India. In contrast, the Portfolio is relatively underweight consumers and interest rate sensitive areas.

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

The change in investor attitude to small caps is reminiscent of the sell off in 2006 that proved to be an excellent buying opportunity as cautious investors were eventually reassured by strong earnings announcements. Currently, however, rising interest rates and stronger domestic currencies make it tougher for companies to perform. Those operating in some of the historically high interest rate economies such as the UK, Spain, Ireland and Australia may come under more pressure compared to those in markets such as Germany and France as the stimulus of low interest rates is removed.

In Japan, we are hopeful that rising activity in consumer and real estate-related areas will stimulate greater interest in domestic companies that have been overshadowed by export-driven large caps.

We expect the U.S. economy to continue growing at a moderate rate. However, contradictory readings from major U.S. economic indicators point to a slim chance of a Federal Funds rate increase or decrease over this time. Additionally, throughout the remainder of 2007, we expect a further weakening in the housing market in general (and sub-prime loan performance in particular). Further, while the U.S. dollar is expected to continue weakening relative to the Euro, European equities are expected to outperform their U.S. counterparts.

Sincerely,

Crispin Finn

Joseph Cherian

William Weng

Todd Jablonski

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Because of the nature of the Portfolio's investments in start-up and other small companies and certain aggressive strategies it may use, an investment in the Portfolio may be more volatile and less liquid than investments in larger companies and may not be appropriate for all investors.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

1 Year	5 Years	10 Years	Since Inception	Inception Date
16.13%	13.34%	5.90%	5.57%	9/30/96

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International World Small Cap Index is an unmanaged broad-based index comprised of small cap companies from 23 developed markets. Index returns are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,064.80
Expenses Paid per $1,000*	$7.17
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,017.85
Expenses Paid per $1,000*	$7.00
Annualized Expense Ratios*	1.40%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.6%)
Australia (5.9%)
Banks (0.8%)
Bendigo Bank, Ltd.§	67,000	$862,769
Commercial Services & Supplies (0.4%)
Iress Market Technology, Ltd.§	55,000	430,112
Diversified Financials (2.7%)
Austbrokers Holdings, Ltd.	312,000	1,149,807
Australian Infrastructure Fund§	256,000	713,282
Mortgage Choice, Ltd.	395,000	1,057,950
		2,921,039
Machinery (0.4%)
Emeco Holdings, Ltd.	329,000	458,531
Media (1.1%)
Seven Network, Ltd.	67,000	654,778
STW Communications Group, Ltd.§	205,000	514,295
		1,169,073
Transportation Infrastructure (0.5%)
Babcock & Brown Infrastructure Group§	419,192	611,045
TOTAL AUSTRALIA		6,452,569
Belgium (1.6%)
Healthcare Equipment & Supplies (1.6%)
Omega Pharma SA§	19,950	1,723,328
TOTAL BELGIUM		1,723,328
Bermuda (0.6%)
Household Durables (0.2%)
Helen of Troy, Ltd.*§	6,900	186,300
Insurance (0.4%)
Max Capital Group, Ltd.	12,700	359,410
Montpelier Re Holdings, Ltd.§	4,900	90,846
		450,256
TOTAL BERMUDA		636,556
China (1.0%)
Communications Equipment (1.0%)
ZTE Corp. Series H§	237,550	1,130,081
TOTAL CHINA		1,130,081
Denmark (1.3%)
Household Durables (1.3%)
Bang & Olufsen AS B Shares§	11,600	1,384,108
TOTAL DENMARK		1,384,108

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Finland (0.4%)
Communications Equipment (0.4%)
Elcoteq SE§	54,150	$457,632
TOTAL FINLAND		457,632
France (1.5%)
Real Estate (1.5%)
Nexity	19,491	1,621,848
TOTAL FRANCE		1,621,848
Germany (7.8%)
Building Products (1.6%)
Pfleiderer AG§	57,300	1,748,320
Commercial Services & Supplies (1.3%)
CeWe Color Holding AG	28,500	1,370,467
Machinery (1.8%)
IWKA AG*§	58,000	1,979,473
Real Estate (1.3%)
Vivacon AG§	35,000	1,406,624
Specialty Retail (1.8%)
Fielmann AG§	30,600	1,929,880
TOTAL GERMANY		8,434,764
Japan (15.3%)
Auto Components (1.9%)
NHK Spring Company, Ltd.§	96,000	921,212
Nippon Seiki Company, Ltd.	50,000	1,113,195
		2,034,407
Chemicals (2.9%)
Kuraray Company, Ltd.	100,500	1,174,525
Nippon Shokubai Company, Ltd.	71,000	628,827
Toho Tenax Company, Ltd.*§	219,000	1,366,311
		3,169,663
Commercial Services & Supplies (0.3%)
Take and Give Needs Company, Ltd.§	895	319,595
Communications Equipment (1.0%)
Epson Toyocom Corp.	153,000	1,125,498
Computers & Peripherals (1.0%)
Melco Holdings, Inc.§	51,300	1,083,241
Distribution & Wholesale (0.3%)
Happinet Corp.	21,100	293,018
Diversified Financials (1.1%)
Asset Managers Company, Ltd.	440	577,671
OMC Card, Inc.§	87,100	631,687
		1,209,358

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Electrical Equipment (1.0%)
Hitachi Cable, Ltd.	187,000	$1,092,236
Food Products (0.6%)
Mitsui Sugar Company, Ltd.	199,000	647,406
Hotels, Restaurants & Leisure (0.5%)
Round One Corp.§	309	559,324
Internet & Catalog Retail (0.6%)
Belluna Company, Ltd.§	50,200	669,694
Internet Software & Services (1.4%)
ACCA Networks Company, Ltd.	206	424,209
SBI Holdings, Inc.	3,375	1,067,432
		1,491,641
Machinery (1.1%)
Sodick Company, Ltd.	159,800	1,141,978
Specialty Retail (1.6%)
USS Company, Ltd.	19,250	1,221,924
Village Vanguard Company, Ltd.	109	514,149
		1,736,073
TOTAL JAPAN		16,573,132
Netherlands (2.5%)
Electronic Equipment & Instruments (0.7%)
Gemalto NV*§	34,200	789,764
Semiconductor Equipment & Products (1.7%)
ASM International NV*	67,423	1,799,620
Software (0.1%)
Tele Atlas NV*§	6,744	143,973
TOTAL NETHERLANDS		2,733,357
Norway (3.3%)
Electronic Equipment & Instruments (1.9%)
Tandberg ASA	94,115	2,096,366
Machinery (1.4%)
Tomra Systems ASA§	172,000	1,498,677
TOTAL NORWAY		3,595,043
Puerto Rico (0.0%)
Banks (0.0%)
W Holding Company, Inc.§	5,100	13,464
TOTAL PUERTO RICO		13,464

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Sweden (3.3%)
Commercial Services & Supplies (0.8%)
Observer AB*	216,000	$838,378
Healthcare Equipment & Supplies (1.3%)
Getinge AB Class B	66,664	1,432,423
Machinery (1.2%)
Alfa Laval AB	21,652	1,301,114
TOTAL SWEDEN		3,571,915
Switzerland (2.7%)
Biotechnology (0.7%)
Actelion, Ltd.*	17,390	771,908
Machinery (2.0%)
Georg Fischer AG*	2,848	2,142,103
TOTAL SWITZERLAND		2,914,011
United Kingdom (9.7%)
Commercial Services & Supplies (3.3%)
Michael Page International PLC	135,000	1,417,058
Serco Group PLC	240,000	2,161,613
		3,578,671
Diversified Financials (1.2%)
Melrose PLC	400,000	1,357,195
Industrial Conglomerates (3.1%)
Intertek Group PLC	100,000	1,960,760
Synergy Healthcare PLC	81,215	1,351,040
		3,311,800
Insurance (0.7%)
Amlin PLC	130,000	728,163
Road & Rail (1.4%)
Arriva PLC	110,000	1,509,401
TOTAL UNITED KINGDOM		10,485,230
United States (38.7%)
Aerospace & Defense (0.6%)
BE Aerospace, Inc.*	2,300	94,990
Curtiss-Wright Corp.§	7,400	344,914
Orbital Sciences Corp.*	5,100	107,151
United Industrial Corp.§	1,500	89,970
		637,025
Air Freight & Couriers (0.1%)
Hub Group, Inc. Class A*	3,300	116,028

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Airlines (0.1%)
Republic Airways Holdings, Inc.*	1,000	$20,350
SkyWest, Inc.	3,000	71,490
		91,840
Auto Components (0.3%)
American Axle & Manufacturing Holdings, Inc.§	3,300	97,746
Cooper Tire & Rubber Co.	5,000	138,100
Keystone Automotive Industries, Inc.*	2,400	99,288
Wabtec Corp.	1,200	43,836
		378,970
Banks (1.5%)
Center Financial Corp.§	1,900	32,148
Community Bancorp*§	2,900	81,142
East West Bancorp, Inc.§	3,200	124,416
First Community Bancorp§	2,900	165,909
FirstFed Financial Corp.*§	1,400	79,422
Hanmi Financial Corp.§	7,400	126,244
Nara Bancorp, Inc.§	4,500	71,685
Prosperity Bancshares, Inc.§	9,000	294,840
Southwest Bancorp, Inc.	2,900	69,716
Sterling Bancshares, Inc.	17,350	196,228
Sterling Financial Corp.	2,400	69,456
SVB Financial Group*§	1,700	90,287
Umpqua Holdings Corp.§	6,500	152,815
Vineyard National Bancorp Co.§	1,680	38,590
Whitney Holding Corp.	2,100	63,210
		1,656,108
Beverages (0.2%)
Boston Beer Company, Inc. Class A*§	3,300	129,855
Coca-Cola Bottling Co. Consolidated	1,200	60,360
		190,215
Biotechnology (1.7%)
Albany Molecular Research, Inc.*	7,000	103,950
Alkermes, Inc.*§	14,100	205,860
Cubist Pharmaceuticals, Inc.*§	12,600	248,346
LifeCell Corp.*§	14,300	436,722
Myriad Genetics, Inc.*§	3,600	133,884
Pharmanet Development Group, Inc.*	3,500	111,580
Regeneron Pharmaceuticals, Inc.*§	3,100	55,552
Savient Pharmaceuticals, Inc.*§	7,700	95,634
United Therapeutics Corp.*§	2,000	127,520
ViroPharma, Inc.*	22,200	306,360
		1,825,408

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Building Products (0.3%)
American Woodmark Corp.§	900	$31,140
Apogee Enterprises, Inc.	2,300	63,986
Lamson & Sessions Co.*§	8,900	236,473
		331,599
Chemicals (1.0%)
Arch Chemicals, Inc.	1,300	45,682
CF Industries Holdings, Inc.	7,300	437,197
H.B. Fuller Co.	6,700	200,263
OM Group, Inc.*	3,500	185,220
Spartech Corp.	1,600	42,480
W.R. Grace & Co.*§	9,000	220,410
		1,131,252
Commercial Services & Supplies (1.4%)
Advance America Cash Advance Centers, Inc.§	3,600	63,864
Atlas Air Worldwide Holdings, Inc.*§	1,500	88,410
Bristow Group, Inc.*§	3,100	153,605
CPI Corp.	300	20,850
CSG Systems International, Inc.*	4,800	127,248
Deluxe Corp.	1,500	60,915
DeVry, Inc.	3,700	125,874
Heidrick & Struggles International, Inc.*	2,700	138,348
Hudson Highland Group, Inc.*	2,000	42,780
ICT Group, Inc.*§	1,500	28,065
Integrated Electrical Services, Inc.*§	1,600	52,752
Kelly Services, Inc. Class A	800	21,968
Korn/Ferry International*§	6,900	181,194
Labor Ready, Inc.*	9,100	210,301
Layne Christensen Co.*§	1,600	65,520
Sotheby's	1,800	82,836
Waste Connections, Inc.*	700	21,168
		1,485,698
Communications Equipment (0.9%)
Arris Group, Inc.*	20,200	355,318
C-COR, Inc.*	3,200	44,992
CommScope, Inc.*	2,300	134,205
Comtech Telecommunications Corp.*	6,300	292,446
Emulex Corp.*	7,300	159,432
		986,393
Computers & Peripherals (0.2%)
Komag, Inc.*§	4,300	137,127
Novatel Wireless, Inc.*§	3,200	83,264
		220,391

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Construction & Engineering (0.4%)
EMCOR Group, Inc.*	3,200	$233,280
Perini Corp.*	2,700	166,131
Sterling Construction Co., Inc.*§	2,200	46,530
		445,941
Construction Materials (0.2%)
Ameron International Corp.§	700	63,133
Texas Industries, Inc.§	1,900	148,979
		212,112
Containers & Packaging (0.1%)
Rock-Tenn Co. Class A	3,200	101,504
Diversified Financials (1.3%)
ACA Capital Holdings, Inc.*§	3,000	35,700
ASTA Funding, Inc.§	2,000	76,860
Calamos Asset Management, Inc. Class A	3,600	91,980
Euronet Worldwide, Inc.*§	3,000	87,480
GFI Group, Inc.*§	600	43,488
Knight Capital Group, Inc. Class A*	12,600	209,160
MCG Capital Corp.§	11,200	179,424
optionsXpress Holdings, Inc.§	5,500	141,130
Portfolio Recovery Associates, Inc.§	3,200	192,064
SWS Group, Inc.§	6,400	138,368
Texas Capital Bancshares, Inc.*§	3,200	71,520
Walter Industries, Inc.§	3,900	112,944
		1,380,118
Diversified Telecommunication Services (0.2%)
Cincinnati Bell, Inc.*	11,700	67,626
Premiere Global Services, Inc.*	5,600	72,912
SAVVIS, Inc.*	900	44,559
		185,097
Electric Utilities (0.7%)
Black Hills Corp.§	3,200	127,200
Cleco Corp.	4,900	120,050
El Paso Electric Co.*	9,300	228,408
Portland General Electric Co.§	3,200	87,808
UIL Holdings Corp.	1,900	62,890
Unisource Energy Corp.	3,000	98,670
		725,026
Electrical Equipment (0.6%)
Encore Wire Corp.	2,900	85,376
General Cable Corp.*§	5,500	416,625
Genlyte Group, Inc.*	2,300	180,642
		682,643

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Electronic Equipment & Instruments (1.1%)
Analogic Corp.	700	$51,457
Anixter International, Inc.*§	1,200	90,252
FLIR Systems, Inc.*§	3,100	143,375
Greatbatch, Inc.*§	5,500	178,200
Hittite Microwave Corp.*§	2,200	94,006
Littelfuse, Inc.*	1,900	64,163
LoJack Corp.*	4,900	109,221
Methode Electronics, Inc.	6,000	93,900
Plexus Corp.*	9,900	227,601
Rofin-Sinar Technologies, Inc.*	1,900	131,100
Varian, Inc.*	800	43,864
		1,227,139
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	3,500	240,170
Basic Energy Services, Inc.*§	4,900	125,293
Complete Production Services, Inc.*§	9,400	242,990
Global Industries, Ltd.*	6,800	182,376
Grey Wolf, Inc.*§	20,800	171,392
GulfMark Offshore, Inc.*§	800	40,976
Hercules Offshore, Inc.*§	5,000	161,900
Lufkin Industries, Inc.§	2,100	135,555
Oil States International, Inc.*	2,600	107,484
Parker Drilling Co.*	3,700	38,998
Trico Marine Services, Inc.*§	1,100	44,968
Unit Corp.*	2,700	169,857
W-H Energy Services, Inc.*	2,600	160,966
		1,822,925
Food & Drug Retailing (1.3%)
Arden Group, Inc. Class A§	100	13,640
Casey's General Stores, Inc.	1,600	43,616
Central European Distribution Corp.*§	5,700	197,334
Flowers Foods, Inc.	1,300	43,368
Longs Drug Stores Corp.	4,200	220,584
Nash Finch Co.§	7,100	351,450
Performance Food Group Co.*	2,700	87,723
PetMed Express, Inc.*§	3,200	41,088
Terra Industries, Inc.*§	15,900	404,178
Village Super Market, Inc. Class A§	370	17,690
		1,420,671
Food Products (0.7%)
Corn Products International, Inc.	5,300	240,885
Imperial Sugar Co.§	3,800	117,002
J & J Snack Foods Corp.	1,200	45,288
MGP Ingredients, Inc.§	6,000	101,400
Ralcorp Holdings, Inc.*§	2,300	122,935
Seaboard Corp.	20	46,900
USANA Health Sciences, Inc.*§	1,900	85,006
		759,416

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Gas Utilities (0.3%)
Atmos Energy Corp.	2,100	$63,126
Energen Corp.	2,100	115,374
Southwest Gas Corp.	3,300	111,573
UGI Corp.	2,300	62,744
		352,817
Healthcare Equipment & Supplies (1.9%)
Align Technology, Inc.*§	2,700	65,232
ArthroCare Corp.*§	6,800	298,588
ICU Medical, Inc.*§	1,100	47,234
Immucor, Inc.*	5,700	159,429
LCA-Vision, Inc.§	3,700	174,862
Mentor Corp.§	1,600	65,088
Meridian Bioscience, Inc.§	6,150	133,209
Noven Pharmaceuticals, Inc.*§	5,500	128,975
Palomar Medical Technologies, Inc.*§	5,800	201,318
Somanetics Corp.*§	3,400	62,254
STERIS Corp.	1,500	45,900
SurModics, Inc.*§	3,200	160,000
Ventana Medical Systems, Inc.*§	3,700	285,899
Vital Signs, Inc.	1,600	88,880
West Pharmaceutical Services, Inc.§	2,600	122,590
		2,039,458
Healthcare Providers & Services (1.6%)
Alliance Imaging, Inc.*§	12,400	116,436
Amedisys, Inc.*	4,600	167,118
Amerigroup Corp.*	2,600	61,880
AmSurg Corp.*	3,100	74,834
Apria Healthcare Group, Inc.*	2,100	60,417
Centene Corp.*	5,800	124,236
eResearch Technology, Inc.*§	5,900	56,109
Kindred Healthcare, Inc.*§	3,500	107,520
Matria Healthcare, Inc.*§	2,400	72,672
MedCath Corp.*§	2,800	89,040
Molina Healthcare, Inc.*§	1,400	42,728
National Healthcare Corp.§	900	46,440
Omnicell, Inc.*	3,000	62,340
PARAXEL International Corp.*	7,700	323,862
Psychiatric Solutions, Inc.*§	3,552	128,795
Sun Healthcare Group, Inc.*§	3,100	44,919
Sunrise Senior Living, Inc.*§	3,700	147,963
		1,727,309

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Hotels, Restaurants & Leisure (0.8%)
CBRL Group, Inc.§	1,000	$42,480
CKE Restaurants, Inc.§	11,600	232,812
Domino's Pizza, Inc.§	5,900	107,793
Jack in the Box, Inc.*	1,200	85,128
Monarch Casino & Resort, Inc.*	3,300	88,605
O'Charley's, Inc.§	2,000	40,320
P.F. Chang's China Bistro, Inc.*§	1,000	35,200
WMS Industries, Inc.*§	7,400	213,564
		845,902
Household Durables (0.4%)
American Greetings Corp. Class A§	9,700	274,801
Tempur-Pedic International, Inc.§	4,200	108,780
Topps Company, Inc.	4,900	51,499
		435,080
Industrial Conglomerates (0.1%)
Lydall, Inc.*	3,000	43,830
Tredegar Corp.	2,000	42,600
		86,430
Insurance (1.4%)
American Physicians Capital, Inc.*	1,200	48,600
Commerce Group, Inc.§	5,200	180,544
Delphi Financial Group, Inc. Class A	2,100	87,822
HealthExtras, Inc.*	2,200	65,076
Midland Co.§	2,400	112,656
National Western Life Insurance Co. Class A	200	50,584
Phoenix Companies, Inc.§	6,500	97,565
Safety Insurance Group, Inc.§	6,500	269,100
Seabright Insurance Holdings*	4,200	73,416
Selective Insurance Group, Inc.§	4,900	131,712
Tower Group, Inc.	3,800	121,220
Universal American Financial Corp.*§	7,200	153,216
Zenith National Insurance Corp.	3,100	145,979
		1,537,490
Internet & Catalog Retail (0.2%)
Priceline.com, Inc.*	2,900	199,346
Systemax, Inc.§	1,200	24,972
US Auto Parts Network, Inc.*	4,700	44,462
		268,780
Internet Software & Services (0.9%)
Digital River, Inc.*§	5,200	235,300
InfoSpace, Inc.§	2,700	62,667
j2 Global Communications, Inc.*§	6,000	209,400
United Online, Inc.	15,800	260,542
ValueClick, Inc.*	3,400	100,164
Websense, Inc.*§	3,500	74,375
		942,448

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
IT Consulting & Services (0.0%)
Sykes Enterprises, Inc.*	2,300	$43,677
Leisure Equipment & Products (0.4%)
Build-A-Bear Workshop, Inc.*	3,300	86,262
JAKKS Pacific, Inc.*§	7,700	216,678
RC2 Corp.*	2,000	80,020
		382,960
Machinery (2.3%)
Actuant Corp. Class A§	2,200	138,732
Applied Industrial Technologies, Inc.	3,000	88,500
Astec Industries, Inc.*	2,900	122,438
Cascade Corp.	1,800	141,192
Ceradyne, Inc.*§	6,800	502,928
Columbus McKinnon Corp.*	4,200	135,240
EnPro Industries, Inc.*	7,000	299,530
FreightCar America, Inc.§	2,800	133,952
Gardner Denver, Inc.*	5,100	217,005
Hurco Companies, Inc.*	2,800	139,944
Manitowoc Company, Inc.	2,600	208,988
Mueller Industries, Inc.	7,500	258,300
NACCO Industries, Inc. Class A	500	77,745
		2,464,494
Marine (0.2%)
Cal Dive International, Inc.*§	5,400	89,802
Hornbeck Offshore Services, Inc.*§	2,800	108,528
		198,330
Media (0.5%)
Alloy, Inc.*	11,600	116,000
Brocade Communications Systems, Inc.*	7,700	60,214
InVentiv Health, Inc.*	3,500	128,135
Scholastic Corp.*§	3,000	107,820
Sonic Solutions*§	9,100	114,751
		526,920
Metals & Mining (2.2%)
AK Steel Holding Corp.*§	6,200	231,694
Carpenter Technology Corp.	1,800	234,558
Century Aluminum Co.*§	4,300	234,909
Chaparral Steel Co.	4,500	323,415
Cleveland-Cliffs, Inc.§	3,000	233,010
Coeur d'Alene Mines Corp.*§	44,400	159,396
GrafTech International, Ltd.*	11,300	190,292
Massey Energy Co.	4,800	127,920
Metal Management, Inc.	3,800	167,466
Quanex Corp.§	5,700	277,590
USEC, Inc.*	7,000	153,860
		2,334,110

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Multiline Retail (0.1%)
Big Lots, Inc.*§	2,900	$85,318
Oil & Gas (1.6%)
Alon USA Energy, Inc.§	1,900	83,619
ATP Oil & Gas Corp.*	1,800	87,552
Comstock Resources, Inc.*	9,100	272,727
Delek US Holdings, Inc.§	6,200	165,230
Helix Energy Solutions Group, Inc.*§	4,300	171,613
Mariner Energy, Inc.*	6,800	164,900
Petroleum Development Corp.*	2,600	123,448
Rosetta Resources, Inc.*§	3,600	77,544
Swift Energy Co.*	7,800	333,528
VAALCO Energy, Inc.*§	18,000	86,940
Western Refining, Inc.§	3,800	219,640
		1,786,741
Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	6,100	94,367
Potlatch Corp.	3,200	137,760
		232,127
Personal Products (0.3%)
Chattem, Inc.*	1,300	82,394
Elizabeth Arden, Inc.*	6,300	152,838
NBTY, Inc.*	2,600	112,320
		347,552
Pharmaceuticals (0.5%)
American Oriental Bioengineering, Inc.*§	5,800	51,620
K-V Pharmaceutical Co. Class A*§	6,400	174,336
Par Pharmaceutical Cos, Inc.*§	3,000	84,690
Pharmion Corp.*§	3,900	112,905
Salix Pharmaceuticals, Ltd.*§	12,300	151,290
		574,841
Real Estate (1.0%)
Alexandria Real Estate Equities, Inc.	400	38,728
Anthracite Capital, Inc.	5,400	63,180
Arbor Realty Trust, Inc.	4,600	118,726
BioMed Realty Trust, Inc.	1,900	47,728
Digital Realty Trust, Inc.	3,000	113,040
Entertainment Properties Trust	2,500	134,450
Equity Inns, Inc.§	9,800	219,520
Innkeepers USA Trust	6,700	118,791
National Health Investors, Inc.	4,000	126,880
Realty Income Corp.	2,500	62,975
		1,044,018

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Road & Rail (0.2%)
Arkansas Best Corp.§	2,400	$93,528
Genesee & Wyoming, Inc. Class A*	3,000	89,520
Saia, Inc.*	2,900	79,054
		262,102
Semiconductor Equipment & Products (1.6%)
Advanced Energy Industries, Inc.*	12,200	276,452
Amkor Technology, Inc.*§	9,400	148,050
Brooks Automation, Inc.*	13,000	235,950
Cymer, Inc.*	3,100	124,620
Kulicke and Soffa Industries, Inc.*	7,300	76,431
Micrel, Inc.	7,000	89,040
OmniVision Technologies, Inc.*§	7,400	134,014
ON Semiconductor Corp.*§	11,900	127,568
Photronics, Inc.*	3,300	49,104
Varian Semiconductor Equipment Associates, Inc.*	5,250	210,315
Zoran Corp.*	15,400	308,616
		1,780,160
Software (0.7%)
Aspen Technology, Inc.*	11,600	162,400
Epicor Software Corp.*	1,500	22,305
Jack Henry & Associates, Inc.	1,800	46,350
Mentor Graphics Corp.*§	9,000	118,530
Progress Software Corp.*	6,200	197,098
SPSS, Inc.*§	2,000	88,280
VASCO Data Security International, Inc.*§	4,200	95,592
		730,555
Specialty Retail (1.3%)
Aeropostale, Inc.*	11,200	466,816
Charlotte Russe Holding, Inc.*§	9,500	255,265
Charming Shoppes, Inc.*	10,200	110,466
Children's Place Retail Stores, Inc.*	1,500	77,460
Dress Barn, Inc.*	1,000	20,520
DSW, Inc. Class A*§	1,100	38,302
Gymboree Corp.*	4,500	177,345
Jos. A. Bank Clothiers, Inc.*§	2,000	82,940
Select Comfort Corp.*§	8,200	133,004
		1,362,118
Textiles & Apparel (0.7%)
Deckers Outdoor Corp.*§	1,500	151,350
Guess?, Inc.	1,300	62,452
Phillips-Van Heusen Corp.	800	48,456
Steven Madden, Ltd.	5,000	163,800
True Religion Apparel, Inc.*	6,700	136,211
Warnaco Group, Inc.*	4,500	177,030
		739,299

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Tobacco (0.4%)
Alliance One International, Inc.*	7,300	$73,365
Schweitzer-Mauduit International, Inc.	1,600	49,600
Universal Corp.§	2,100	127,932
Vector Group, Ltd.§	8,400	189,252
		440,149
Trading Companies & Distributors (0.0%)
Aceto Corp.	5,600	51,912
Wireless Telecommunication Services (0.3%)
Dobson Communications Corp. Class A*§	9,200	102,212
Syniverse Holdings, Inc.*	10,500	135,030
USA Mobility, Inc.*	5,300	141,828
		379,070
TOTAL UNITED STATES		42,015,686
TOTAL COMMON STOCKS (Cost $88,357,576)		103,742,724
PREFERRED STOCK (2.2%)
Germany (2.2%)
Healthcare Equipment & Supplies (2.2%)
Draegerwerk AG (Cost $1,540,403)	26,000	2,435,940
SHORT-TERM INVESTMENTS (30.3%)
State Street Navigator Prime Portfolio§§	30,495,833	30,495,833
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/02/07	$2,356	2,356,000
TOTAL SHORT-TERM INVESTMENTS (Cost $32,851,833)		32,851,833
TOTAL INVESTMENTS AT VALUE (128.1%) (Cost $122,749,812)		139,030,497
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.1%)		(30,504,490)
NET ASSETS (100.0%)		$108,526,007

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $30,495,833 (Cost $122,749,812) (Note 2)	$139,030,497[1]
Cash	757
Foreign currency at value (cost $61,023)	60,855
Dividend and interest receivable	154,188
Receivable for portfolio shares sold	18,186
Prepaid expenses and other assets	16,146
Total Assets	139,280,629
Liabilities
Advisory fee payable (Note 3)	94,427
Administrative services fee payable (Note 3)	10,716
Payable upon return of securities loaned (Note 2)	30,495,833
Payable for portfolio shares redeemed	83,527
Other accrued expenses payable	70,119
Total Liabilities	30,754,622
Net Assets
Capital stock, $0.001 par value (Note 6)	6,948
Paid-in capital (Note 6)	111,853,755
Undistributed net investment income	308,173
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(19,924,009)
Net unrealized appreciation from investments and foreign currency translations	16,281,140
Net Assets	$108,526,007
Shares outstanding	6,947,931
Net asset value, offering price, and redemption price per share	$15.62

1  Including $29,418,903 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Dividends	$1,001,871
Interest	43,881
Securities lending	114,538
Foreign taxes withheld	(47,999)
Total investment income	1,112,291
Expenses
Investment advisory fees (Note 3)	719,169
Administrative services fees (Note 3)	80,145
Custodian fees	28,321
Printing fees (Note 3)	24,312
Audit and tax fees	13,456
Legal fees	7,746
Trustees' fees	6,601
Insurance expense	3,763
Transfer agent fees	2,753
Commitment fees (Note 4)	1,663
Interest expense (Note 4)	1,474
Miscellaneous expense	7,990
Total expenses	897,393
Less: fees waived (Note 3)	(91,924)
Net expenses	805,469
Net investment income	306,822
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Foreign Currency Related Items
Net realized gain from investments	5,952,348
Net realized loss from futures contracts	(3,264)
Net realized loss on foreign currency transactions	(23,801)
Net change in unrealized appreciation (depreciation) from investments	1,189,795
Net change in unrealized appreciation (depreciation) from futures contracts	2,591
Net change in unrealized appreciation (depreciation) from foreign currency translations	(218)
Net realized and unrealized gain from investments, futures contracts and foreign currency related items	7,117,451
Net increase in net assets resulting from operations	$7,424,273

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Statements of Changes in Net Assets

For the Six Months	Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income (loss)	$306,822	$(27,488)
Net realized gain from investments, futures contracts and foreign currency transactions	5,925,283	22,310,658
Net change in unrealized appreciation (depreciation) from investments, futures contracts and foreign currency translations	1,192,168	(7,853,700)
Net increase in net assets resulting from operations	7,424,273	14,429,470
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	5,242,170	21,903,845
Net asset value of shares redeemed	(23,245,833)	(46,535,898)
Net decrease in net assets from capital share transactions	(18,003,663)	(24,632,053)
Net decrease in net assets	(10,579,390)	(10,202,583)
Net Assets
Beginning of period	119,105,397	129,307,980
End of period	$108,526,007	$119,105,397
Undistributed net investment income	$308,173	$1,351

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$14.67	$12.95	$11.15	$9.45	$6.40	$9.72
INVESTMENT OPERATIONS
Net investment income (loss)	0.04	(0.00)[1]	(0.04)	(0.09)	(0.06)	(0.08)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	0.91	1.72	1.84	1.79	3.11	(3.24)
Total from investment operations	0.95	1.72	1.80	1.70	3.05	(3.32)
Net asset value, end of period	$15.62	$14.67	$12.95	$11.15	$9.45	$6.40
Total return[2]	6.48%	13.28%	16.14%	17.99%	47.66%	(34.16)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$108,526	$119,105	$129,308	$110,110	$102,577	$60,633
Ratio of expenses to average net assets	1.40%[3]	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	0.53%[3]	(0.02)%	(0.39)%	(0.85)%	(0.94)%	(0.90)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.16%[3]	0.16%	0.19%	0.17%	0.23%	0.31%
Portfolio turnover rate	34%	117%	75%	79%	86%	86%

1  This amount represents less than $(0.01) per share.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Trust, (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Global Small Cap Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed,

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2007, the Portfolio had no open forward foreign currency contracts.

I) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2007, the Portfolio had no open futures contracts.

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2007, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $857,500, of which $713,776 was rebated to borrowers (brokers). The Portfolio retained $114,538 in income from the cash collateral investment, and SSB, as lending agent, was paid $29,186. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) PARTNERSHIP ACCOUNTING POLICY — The Portfolio records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Portfolio's Statement of Operations.

L) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, investment advisory fees earned and voluntarily waived for the Portfolio were $719,169 and $91,924, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), Credit Suisse Asset Management Limited ("Credit Suisse Japan") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). Credit Suisse U.K.'s, Credit Suisse Japan's and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, co-administrative services fees earned by CSAMSI were $51,780.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $28,365.

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2007, Merrill was paid $8,591 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2007, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$1,841,600	5.765%	$2,148,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $38,213,898 and $57,195,256, respectively.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $122,749,812, $24,133,611, $(7,852,926) and $16,280,685, respectively.

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Shares sold	342,100	1,576,665
Shares redeemed	(1,512,688)	(3,440,797)
Net decrease	(1,170,588)	(1,864,132)

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
5	79%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 8. Recent Accounting Pronouncements

reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

Credit Suisse Trust — Global Small Cap Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

Credit Suisse Trust — Global Small Cap Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRGSC-SAR-0607

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2007

(unaudited)

CREDIT SUISSE TRUST
■  LARGE CAP VALUE PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 23, 2007

Dear Shareholder:

For the six months ended June 30. 2007, Credit Suisse Trust — Large Cap Value Portfolio1 (the "Portfolio") had a gain of 6.65%, versus an increase of 6.23% for the Russell 1000® Value Index.2 (the "Russell 1000").

Market Review: Consumer confidence out of synch with the market

Despite a sudden sell-off in February, the U.S. equity market has continued its strong performance during the first six months of 2007. The S&P 500, a measure of the market, finished June above 1,500. Finally, most S&P 500 companies' first and second quarter 2007 earnings reports have exceeded investor expectations.

On the positive side, consumer spending held steady, due in part to a continued rise in employment. Additionally, manufacturing growth in the U.S. accelerated to the highest level in 14 months, boosted by an increase in production and new orders. In fact, the Institute for Supply Management (ISM Manufacturing) Index, an indicator of growth in the manufacturing industry, rose to 56 in June — its highest level since 2000. Additionally, the ISM's employment index for non-manufacturing industries rose to 55, the highest level since May 2006.

On the negative side, the first quarter of 2007 marked the slowest U.S. economic growth in four years. This was mainly due to the ongoing drop in home purchases (down by 17%) and the increased trade deficit. In fact, U.S. Gross Domestic Product grew only by 1.3% during the quarter.

During the second quarter, consumer spending, which accounts for about 70% of the U.S. economy, grew at an average rate of 4.2%, holding steady from the first quarter. For the period, the U.S. Federal Funds rate remained unchanged at 5.25%, and Fed policy makers reiterated that the economy is likely to expand at a "moderate pace." In addition, the estimated U.S. inflation target over the past 12 months is roughly 2.7% based on the latest Consumer Price Index. Though this may cause concern to consumers, it is within the comfort target range for the Fed. Finally, toward the end of June, the U.S. dollar dropped to a 26-year low versus the British pound and approached its weakest level against the Euro. These issues combined with rising mortgage rates to cause U.S. consumer confidence to drop to a 10-month low at the end of June.

Strategic Review and Outlook: Expect moderate growth

For the semiannual period ended June 30, 2007, the Portfolio returned 6.65% as compared to 6.23% for the Russell 1000® Value Index. Stock selection in utilities,

1

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

consumer discretionary and producer durables were the largest contributors to performance. Conversely, the largest detractors to performance came from stock selection within financials, technology and materials and processing.

For the second half of 2007, we expect the U.S. economy to continue growing at a moderate rate. However, contradicting readings from major U.S. economic indicators point to a slim chance of a Federal Funds rate increase or decrease over this time. Additionally, throughout the remainder of 2007, we expect a further weakening in the housing market in general (and sub-prime loan performance in particular). Further, while the U.S. dollar is expected to continue weakening relative to the Euro, European equities are expected to outperform their U.S. counterparts.

We anticipate merger and acquisition activity to remain at high levels over the next six months. Additionally, we expect that stock market volatility, as measured by the VIX Index, will reach higher levels than those recorded during the first half of 2007. Finally, we anticipate the European economy will maintain its strong momentum of growth for the second half of the year.

The Credit Suisse Quantitative Strategies Group

Joseph Cherian

William Weng

Todd Jablonski

The value of investments generally will fluctuate in response to market movements and the Portfolio's performance will largely depend on the performance of value stocks, which may be more volatile than the overall market.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

1 Year	5 Years	Since Inception	Inception Date
22.10%	10.31%	7.48%	10/31/97

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 06/30/07	$1,066.50
Expenses Paid per $1,000*	$4.00
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 06/30/07	$1,020.93
Expenses Paid per $1,000*	$3.91
Annualized Expense Ratios*	0.78%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — Large Cap Value Portfolio

Schedule of Investments

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.0%)
Aerospace & Defense (1.9%)
L 3 Communications Holdings, Inc.§	4,500	$438,255
Northrop Grumman Corp.	2,600	202,462
Raytheon Co.	7,800	420,342
		1,061,059
Air Freight & Couriers (0.7%)
Ryder System, Inc.§	7,500	403,500
Airlines (0.2%)
Continental Airlines, Inc. Class B*§	3,800	128,706
Auto Components (1.3%)
Autoliv, Inc.§	4,900	278,663
BorgWarner, Inc.§	5,000	430,200
		708,863
Banks (9.0%)
Bank of America Corp.	31,970	1,563,013
Mellon Financial Corp.	9,000	396,000
Northern Trust Corp.	5,600	359,744
PNC Financial Services Group, Inc.	7,500	536,850
Synovus Financial Corp.§	10,700	328,490
U.S. Bancorp	2,100	69,195
Wachovia Corp.	4,900	251,125
Washington Mutual, Inc.§	9,900	422,136
Wells Fargo & Co.	32,000	1,125,440
		5,051,993
Beverages (1.9%)
Molson Coors Brewing Co. Class B	5,200	480,792
Pepsi Bottling Group, Inc.	11,300	380,584
PepsiAmericas, Inc.	7,600	186,656
		1,048,032
Chemicals (2.0%)
Ashland, Inc.	6,100	390,095
Dow Chemical Co.	13,300	588,126
Lubrizol Corp.	2,200	142,010
		1,120,231
Commercial Services & Supplies (0.7%)
Kelly Services, Inc. Class A	2,100	57,666
R. R. Donnelley & Sons Co.	3,100	134,881
Steelcase, Inc. Class A§	11,400	210,900
		403,447
Communications Equipment (0.1%)
Harris Corp.	1,100	60,005

See Accompanying Notes to Financial Statements.
7

Credit Suisse Trust — Large Cap Value Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals (1.5%)
Hewlett-Packard Co.	15,600	$696,072
International Business Machines Corp.§	1,400	147,350
		843,422
Diversified Financials (14.5%)
Capital One Financial Corp.	2,000	156,880
Citigroup, Inc.	44,400	2,277,276
Countrywide Financial Corp.	14,600	530,710
Fannie Mae	900	58,797
Freddie Mac	7,600	461,320
Goldman Sachs Group, Inc.	2,600	563,550
JPMorgan Chase & Co.	35,400	1,715,130
Legg Mason, Inc.	1,100	108,218
Lehman Brothers Holdings, Inc.	2,900	216,108
Merrill Lynch & Company, Inc.	10,700	894,306
Morgan Stanley	12,600	1,056,888
State Street Corp.	1,700	116,280
		8,155,463
Diversified Telecommunication Services (5.1%)
AT&T, Inc.	37,412	1,552,598
CenturyTel, Inc.§	9,600	470,880
Qwest Communications International, Inc.*§	25,400	246,380
Verizon Communications, Inc.	14,200	584,614
		2,854,472
Electric Utilities (4.6%)
Alliant Energy Corp.§	8,700	337,995
Edison International	6,200	347,944
FirstEnergy Corp.	7,100	459,583
FPL Group, Inc.	4,000	226,960
Pepco Holdings, Inc.	11,200	315,840
PG&E Corp.§	11,800	534,540
Public Service Enterprise Group, Inc.	4,100	359,898
		2,582,760
Energy Equipment & Services (0.5%)
ENSCO International, Inc.§	1,000	61,010
Tidewater, Inc.§	3,000	212,640
		273,650
Food & Drug Retailing (1.7%)
Kroger Co.	14,200	399,446
Safeway, Inc.	16,700	568,301
		967,747
Food Products (0.9%)
Corn Products International, Inc.§	11,300	513,585

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Large Cap Value Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Gas Utilities (0.1%)
Energen Corp.§	1,300	$71,422
Healthcare Providers & Services (3.1%)
Aetna, Inc.	8,800	434,720
Humana, Inc.*	7,200	438,552
McKesson Corp.	3,800	226,632
WellPoint, Inc.*	7,800	622,674
		1,722,578
Hotels, Restaurants & Leisure (0.1%)
McDonald's Corp.	1,100	55,836
Household Durables (1.5%)
American Greetings Corp. Class A§	12,500	354,125
Whirlpool Corp.§	4,600	511,520
		865,645
Household Products (1.6%)
Clorox Co.	900	55,890
Procter & Gamble Co.	13,900	850,541
		906,431
Industrial Conglomerates (2.0%)
General Electric Co.	29,200	1,117,776
Insurance (10.8%)
Allstate Corp.	5,400	332,154
American Financial Group, Inc.	6,200	211,730
American International Group, Inc.	10,000	700,300
Assurant, Inc.§	5,900	347,628
Genworth Financial, Inc. Class A	6,100	209,840
Hartford Financial Services Group, Inc.	7,000	689,570
HCC Insurance Holdings, Inc.	14,100	471,081
Loews Corp.	12,300	627,054
PartnerRe, Ltd.§	5,500	426,250
Prudential Financial, Inc.	7,700	748,671
Reinsurance Group of America, Inc.§	5,800	349,392
StanCorp Financial Group, Inc.§	1,500	78,720
Torchmark Corp.	3,100	207,700
Transatlantic Holdings, Inc.§	2,100	149,373
Travelers Companies, Inc.	2,000	107,000
W.R. Berkley Corp.	11,100	361,194
XL Capital, Ltd. Class A	700	59,003
		6,076,660
IT Consulting & Services (1.7%)
Accenture, Ltd. Class A	8,400	360,276
Computer Sciences Corp.*	1,800	106,470
Electronic Data Systems Corp.	17,100	474,183
		940,929

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Large Cap Value Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Leisure Equipment & Products (0.5%)
Hasbro, Inc.§	6,300	$197,883
Mattel, Inc.	2,900	73,341
		271,224
Machinery (1.8%)
Cummins, Inc.	4,300	435,203
Eaton Corp.	1,100	102,300
Parker Hannifin Corp.	4,600	450,386
		987,889
Media (2.4%)
Citadel Broadcasting Corp.	1,605	10,353
DIRECTV Group, Inc.*	2,500	57,775
EchoStar Communications Corp. Class A*	2,200	95,414
News Corp. Class A	11,300	239,673
Time Warner, Inc.	12,500	263,000
Walt Disney Co.	20,900	713,526
		1,379,741
Metals & Mining (1.1%)
Carpenter Technology Corp.§	1,100	143,341
Freeport-McMoRan Copper & Gold, Inc.	2,276	188,498
Nucor Corp.	4,900	287,385
		619,224
Multiline Retail (0.2%)
Macy's, Inc.	2,600	103,428
Oil & Gas (16.2%)
Chevron Corp.	21,500	1,811,160
Cimarex Energy Co.§	12,000	472,920
ConocoPhillips	16,304	1,279,864
Devon Energy Corp.	1,400	109,606
Exxon Mobil Corp.	46,400	3,892,032
Marathon Oil Corp.	11,600	695,536
Tesoro Corp.	1,500	85,725
Valero Energy Corp.	10,400	768,144
		9,114,987
Personal Products (0.1%)
Alberto-Culver Co.	2,400	56,928
Pharmaceuticals (5.0%)
Merck & Company, Inc.	8,000	398,400
Mylan Laboratories, Inc.	9,300	169,167
Pfizer, Inc.	70,800	1,810,356
Watson Pharmaceuticals, Inc.*	12,900	419,637
		2,797,560

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Large Cap Value Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate (0.1%)
ProLogis	1,000	$56,900
Road & Rail (0.9%)
Union Pacific Corp.	1,400	161,210
YRC Worldwide, Inc.*§	8,900	327,520
		488,730
Semiconductor Equipment & Products (0.5%)
Novellus Systems, Inc.*§	8,200	232,634
Teradyne, Inc.*	3,400	59,772
		292,406
Software (0.4%)
Mentor Graphics Corp.*	4,200	55,314
Synopsys, Inc.*	5,600	148,008
		203,322
Specialty Retail (0.5%)
American Eagle Outfitters, Inc.	2,200	56,452
Sherwin-Williams Co.	3,800	252,586
		309,038
Tobacco (1.5%)
Altria Group, Inc.	3,400	238,476
Loews Corp. - Carolina Group	6,600	509,982
UST, Inc.§	2,300	123,533
		871,991
Wireless Telecommunication Services (0.3%)
United States Cellular Corp.*§	2,100	190,260
TOTAL COMMON STOCKS (Cost $48,050,209)		55,677,840
SHORT-TERM INVESTMENTS (14.5%)
State Street Navigator Prime Portfolio§§	7,607,062	7,607,062
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/02/07	$532	532,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,139,062)		8,139,062
TOTAL INVESTMENTS AT VALUE (113.5%) (Cost $56,189,271)		63,816,902
LIABILITIES IN EXCESS OF OTHER ASSETS (-13.5%)		(7,604,809)
NET ASSETS (100.0%)		$56,212,093

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Large Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $7,607,062 (Cost $56,189,271) (Note 2)	$63,816,902[1]
Cash	425
Dividend and interest receivable	49,509
Receivable for portfolio shares sold	17,104
Prepaid expenses and other assets	1,521
Total Assets	63,885,461
Liabilities
Advisory fee payable (Note 3)	23,498
Administrative services fee payable (Note 3)	5,593
Payable upon return of securities loaned (Note 2)	7,607,062
Payable for portfolio shares redeemed	19,071
Other accrued expenses payable	18,144
Total Liabilities	7,673,368
Net Assets
Capital stock, $0.001 par value (Note 6)	3,100
Paid-in capital (Note 6)	35,161,552
Undistributed net investment income	1,124,118
Accumulated net realized gain from investments and foreign currency transactions	12,295,692
Net unrealized appreciation from investments	7,627,631
Net Assets	$56,212,093
Shares outstanding	3,099,770
Net asset value, offering price, and redemption price per share	$18.13

1  Including $7,435,441 of securities on loan.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Large Cap Value Portfolio

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Dividends	$592,839
Interest	8,735
Securities lending	3,529
Total investment income	605,103
Expenses
Investment advisory fees (Note 3)	139,122
Administrative services fees (Note 3)	37,132
Audit and tax fees	9,589
Legal fees	8,808
Printing fees (Note 3)	7,515
Trustees' fees	6,596
Custodian fees	6,078
Insurance expense	1,641
Commitment fees (Note 4)	795
Transfer agent fees	479
Total expenses	217,755
Net investment income	387,348
Net Realized and Unrealized Gain from Investments
Net realized gain from investments	1,456,148
Net change in unrealized appreciation (depreciation) from investments	1,792,274
Net realized and unrealized gain from investments	3,248,422
Net increase in net assets resulting from operations	$3,635,770

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Large Cap Value Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income	$387,348	$743,994
Net realized gain from investments and foreign currency transactions	1,456,148	11,087,287
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	1,792,274	(1,655,802)
Net increase in net assets resulting from operations	3,635,770	10,175,479
From Dividends
Dividends from net investment income	—	(560,490)
Net decrease in net assets resulting from dividends	—	(560,490)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	808,478	1,652,792
Reinvestment of dividends	—	560,490
Net asset value of shares redeemed	(4,028,446)	(13,837,296)
Net decrease in net assets from capital share transactions	(3,219,968)	(11,624,014)
Net increase (decrease) in net assets	415,802	(2,009,025)
Net Assets
Beginning of period	55,796,291	57,805,316
End of period	$56,212,093	$55,796,291
Undistributed net investment income	$1,124,118	$736,770

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Large Cap Value Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$17.00	$14.38	$13.40	$12.10	$9.74	$12.81
INVESTMENT OPERATIONS
Net investment income	0.14	0.23	0.11	0.12	0.09	0.09
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.99	2.54	0.98	1.25	2.35	(3.05)
Total from investment operations	1.13	2.77	1.09	1.37	2.44	(2.96)
LESS DIVIDENDS
Dividends from net investment income	—	(0.15)	(0.11)	(0.07)	(0.08)	(0.11)
Net asset value, end of period	$18.13	$17.00	$14.38	$13.40	$12.10	$9.74
Total return[1]	6.65%	19.35%	8.14%	11.34%	25.16%	(23.09)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$56,212	$55,796	$57,805	$44,853	$29,536	$21,486
Ratio of expenses to average net assets	0.78%[2]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.39%[2]	1.29%	1.03%	1.15%	0.97%	0.68%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.06%	0.09%	0.14%	0.25%	0.35%
Portfolio turnover rate	48%	143%	81%	53%	86%	43%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Large Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital and income. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

16

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

17

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2007, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $189,484, of which $185,054 was rebated to borrowers (brokers). The Portfolio retained $3,529 in income from the cash collateral investment, and SSB, as lending agent, was paid $901. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, investment advisory fees earned were $139,122. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

18

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, co-administrative services fees earned by CSAMSI were $25,042.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $12,090.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2007, Merrill was paid $6,240 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007, and during the six months ended June 30, 2007, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $26,450,072 and $29,006,352, respectively.

19

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 5. Purchases and Sales of Securities

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $56,189,271, $8,194,329, $(566,698) and $7,627,631, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Shares sold	46,409	105,440
Shares issued in reinvestment of dividends	—	36,419
Shares redeemed	(228,635)	(878,987)
Net decrease	(182,226)	(737,128)

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	96%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes

20

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 8. Recent Accounting Pronouncements

("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

21

Credit Suisse Trust — Large Cap Value Portfolio
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

22

Credit Suisse Trust — Large Cap Value Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

23

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRLCV-SAR-0607

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2007
(unaudited)

CREDIT SUISSE TRUST
■  MID-CAP CORE PORTOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Mid-Cap Core Portfolio

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 23, 2007

Dear Shareholder:

For the six months ended June 30, 2007, Credit Suisse Trust — Mid-Cap Core Portfolio1 (the "Portfolio") had a gain of 11.31%, versus an increase of 11.98% for the Standard & Poor's MidCap 400 Index (S&P 400)2, an increase of 11.30% for the Russell 2500(TM) Growth Index3 and a gain of 10.97% for the Russell MidCap® Growth Index4.

Market Review: Consumer confidence out of synch with the market

Despite a sudden sell-off in February, the U.S. equity market has continued its strong performance during the first six months of 2007. The S&P 500, a measure of the market, finished June above 1,500. Finally, most S&P 500 companies' first and second quarter 2007 earnings reports have exceeded investor expectations.

On the positive side, consumer spending held steady, due in part to a continued rise in employment. Additionally, manufacturing growth in the U.S. accelerated to the highest level in 14 months, boosted by an increase in production and new orders. In fact, the Institute for Supply Management (ISM Manufacturing) Index, an indicator of growth in the manufacturing industry, rose to 56 in June — its highest level since 2000. Additionally, the ISM's employment index for non-manufacturing industries rose to 55, the highest level since May 2006.

On the negative side, the first quarter of 2007 marked the slowest U.S. economic growth in four years. This was mainly due to the ongoing drop in home purchases (down by 17%) and the increased trade deficit. In fact, U.S. Gross Domestic Product grew only by 1.3% during the quarter.

During the second quarter, consumer spending, which accounts for about 70% of the U.S. economy, grew at an average rate of 4.2%, holding steady from the first quarter. For the period, the U.S. Federal Funds rate remained unchanged at 5.25%, and Fed policy makers reiterated that the economy is likely to expand at a "moderate pace." In addition, the estimated U.S. inflation target over the past 12 months is roughly 2.7% based on the latest Consumer Price Index. Though this may cause concern to consumers, it is within the comfort target range for the Fed. Finally, toward the end of June, the U.S. dollar dropped to a 26-year low versus the British pound and approached its weakest level against the Euro. These issues combined with rising mortgage rates to cause U.S. consumer confidence to drop to a 10-month low at the end of June.

1

Credit Suisse Trust — Mid-Cap Core Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Strategic Review and Outlook: Expect moderate growth

For the semiannual period ended June 30, 2007, the Portfolio returned 11.31% as compared to 11.98% for the S&P 400 Index. Stock selection in utilities, consumer discretionary and materials were the largest contributors to performance. Conversely, the largest detractors to performance came from stock selection within telecom, information technology and industrials.

For the second half of 2007, we expect the U.S. economy to continue growing at a moderate rate. However, contradicting readings from major U.S. economic indicators point to a slim chance of a Federal Funds rate increase or decrease over this time. Additionally, throughout the remainder of 2007, we expect a further weakening in the housing market in general (and sub-prime loan performance in particular). Further, while the U.S. dollar is expected to continue weakening relative to the Euro, European equities are expected to outperform their U.S. counterparts.

We anticipate merger and acquisition activity to remain at high levels over the next six months. Additionally, we expect that stock market volatility, as measured by the VIX Index, will reach higher levels than those recorded during the first half of 2007. Finally, we anticipate the European economy will maintain its strong momentum of growth for the second half of the year.

The Credit Suisse Quantitative Strategies Group

Joseph Cherian

William Weng

Todd Jablonski

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Mid-Cap Core Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

1 Year	5 Years	Since Inception	Inception Date
14.29%	10.82%	5.44%	9/13/99

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The S&P MidCap 400 Index is an unmanaged market-weighted index composed of 400 U.S. stocks selected on the basis of market capitalization, liquidity and industry group representation and is a registered trademark of The McGraw-Hill Companies, Inc. The S&P MidCap 400 Index became the Portfolio's benchmark index on December 1, 2006 in connection with its change in investment strategy. Investors cannot invest directly in an index.

3  The Russell 2500TM Growth Index measures the performance of those companies in the Russell 2500TM Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4  The Russell MidCap® Growth Index measures the performance of those companies in the Russell MidCap® Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Mid-Cap Core Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Mid-Cap Core Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,113.10
Expenses Paid per $1,000*	$6.18
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,018.94
Expenses Paid per $1,000*	$5.91
Annualized Expense Ratios*	1.18%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Mid-Cap Core Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (100.0%)
Aerospace & Defense (1.6%)
BE Aerospace, Inc.*	1,300	$53,690
L 3 Communications Holdings, Inc.§	1,300	126,607
Precision Castparts Corp.	2,500	303,400
		483,697
Airlines (0.5%)
AMR Corp.*§	2,100	55,335
Continental Airlines, Inc. Class B*§	1,100	37,257
US Airways Group, Inc.*§	1,300	39,351
		131,943
Auto Components (1.1%)
Autoliv, Inc.	1,300	73,931
BorgWarner, Inc.§	2,500	215,100
Lear Corp.*	1,100	39,171
		328,202
Automobiles (0.4%)
Hertz Global Holdings, Inc.*§	3,300	87,681
Thor Industries, Inc.§	900	40,626
		128,307
Banks (1.6%)
Bank of Hawaii Corp.§	1,200	61,968
City National Corp.§	1,400	106,526
East West Bancorp, Inc.§	1,500	58,320
Northern Trust Corp.	1,000	64,240
SVB Financial Group*§	2,800	148,708
Synovus Financial Corp.	900	27,630
		467,392
Beverages (1.0%)
Molson Coors Brewing Co. Class B§	1,700	157,182
Pepsi Bottling Group, Inc.	2,800	94,304
PepsiAmericas, Inc.	1,500	36,840
		288,326
Biotechnology (1.7%)
Cephalon, Inc.*§	4,500	361,755
Invitrogen Corp.*§	2,000	147,500
		509,255
Chemicals (4.4%)
Albemarle Corp.	5,800	223,474
Ashland, Inc.	1,300	83,135
Cabot Corp.	2,800	133,504
Celanese Corp. Class A	4,100	158,998
FMC Corp.§	2,400	214,536
Lubrizol Corp.	4,100	264,655

See Accompanying Notes to Financial Statements.
7

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Chemicals
Lyondell Chemical Co.	3,300	$122,496
Mosaic Co.*§	2,500	97,550
		1,298,348
Commercial Services & Supplies (5.4%)
Apollo Group, Inc. Class A*§	1,300	75,959
Con-way, Inc.	2,000	100,480
Deluxe Corp.	1,300	52,793
DeVry, Inc.§	3,300	112,266
Domtar Corp.*	2,700	30,132
DST Systems, Inc.*§	2,100	166,341
Dun & Bradstreet Corp.§	900	92,682
FactSet Research Systems, Inc.§	1,900	129,865
Herman Miller, Inc.	3,200	101,120
Korn/Ferry International*	3,000	78,780
Manpower, Inc.	1,900	175,256
Republic Services, Inc.	4,100	125,624
Sotheby's§	3,400	156,468
Steelcase, Inc. Class A§	5,700	105,450
Total System Services, Inc.§	2,700	79,677
		1,582,893
Communications Equipment (2.1%)
CommScope, Inc.*§	3,000	175,050
Harris Corp.§	6,600	360,030
Polycom, Inc.*	2,300	77,280
		612,360
Computers & Peripherals (0.9%)
Network Appliance, Inc.*	1,000	29,200
NVIDIA Corp.*	2,900	119,799
Western Digital Corp.*	5,500	106,425
		255,424
Construction & Engineering (1.9%)
Dycom Industries, Inc.*§	1,200	35,976
EMCOR Group, Inc.*§	2,200	160,380
Granite Construction, Inc.§	3,100	198,958
Jacobs Engineering Group, Inc.*§	3,000	172,530
		567,844
Construction Materials (0.1%)
Martin Marietta Materials, Inc.§	200	32,404
Containers & Packaging (0.5%)
Ball Corp.	600	31,902
Greif, Inc. Class A	500	29,805
Sonoco Products Co.	2,300	98,463
		160,170

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Diversified Financials (2.5%)
Ameriprise Financial, Inc.	500	$31,785
CBOT Holdings, Inc. Class A*§	400	82,640
Eaton Vance Corp.§	5,200	229,736
Federated Investors, Inc. Class B	2,000	76,660
GFI Group, Inc.*§	1,000	72,480
Nuveen Investments, Inc. Class A§	3,900	242,385
		735,686
Diversified Telecommunication Services (1.2%)
Cincinnati Bell, Inc.*§	22,700	131,206
Embarq Corp.	1,200	76,044
Qwest Communications International, Inc.*§	3,200	31,040
SAVVIS, Inc.*	2,400	118,824
		357,114
Electric Utilities (5.6%)
Alliant Energy Corp.	2,800	108,780
Black Hills Corp.§	2,800	111,300
CenterPoint Energy, Inc.§	8,500	147,900
Constellation Energy Group	1,700	148,189
Edison International§	2,600	145,912
Entergy Corp.	1,400	150,290
Mirant Corp.*§	4,000	170,600
NRG Energy, Inc.*§	3,800	157,966
NSTAR§	2,700	87,615
Pepco Holdings, Inc.§	4,900	138,180
PG&E Corp.§	3,300	149,490
Reliant Energy, Inc.*§	1,700	45,815
Sierra Pacific Resources*	5,500	96,580
		1,658,617
Electrical Equipment (1.7%)
Acuity Brands, Inc.	1,800	108,504
Energizer Holdings, Inc.*§	1,900	189,240
General Cable Corp.*§	500	37,875
Genlyte Group, Inc.*§	700	54,978
Thomas & Betts Corp.*	1,800	104,400
		494,997
Electronic Equipment & Instruments (2.6%)
Amphenol Corp. Class A§	5,200	185,380
Avnet, Inc.*§	6,700	265,588
Mettler-Toledo International, Inc.*	500	47,755
Varian, Inc.*§	1,000	54,830
Vishay Intertechnology, Inc.*§	5,000	79,100
Waters Corp.*	2,300	136,528
		769,181

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services (5.1%)
Cameron International Corp.*	3,600	$257,292
ENSCO International, Inc.§	2,600	158,626
Grant Prideco, Inc.*§	3,800	204,554
Helmerich & Payne, Inc.§	2,600	92,092
National-Oilwell Varco, Inc.*	1,400	145,936
Pride International, Inc.*§	4,100	153,586
Superior Energy Services, Inc.*	3,600	143,712
Tidewater, Inc.§	3,800	269,344
Unit Corp.*	1,200	75,492
		1,500,634
Food & Drug Retailing (0.6%)
Kroger Co.	2,100	59,073
Safeway, Inc.	3,500	119,105
		178,178
Food Products (1.3%)
Campbell Soup Co.§	800	31,048
Corn Products International, Inc.§	3,800	172,710
Dean Foods Co.§	1,800	57,366
J.M. Smucker Co.	900	57,294
Tyson Foods, Inc. Class A	3,400	78,336
		396,754
Gas Utilities (2.0%)
Energen Corp.§	2,900	159,326
MDU Resources Group, Inc.	10,000	280,400
ONEOK, Inc.	2,800	141,148
		580,874
Healthcare Equipment & Supplies (2.6%)
Beckman Coulter, Inc.	1,500	97,020
C. R. Bard, Inc.§	900	74,367
DENTSPLY International, Inc.§	3,800	145,388
Intuitive Surgical, Inc.*§	1,400	194,278
Kinetic Concepts, Inc.*§	3,200	166,304
STERIS Corp.	3,100	94,860
		772,217
Healthcare Providers & Services (4.0%)
Apria Healthcare Group, Inc.*§	3,100	89,187
Covance, Inc.*§	2,000	137,120
Coventry Health Care, Inc.*	2,000	115,300
Express Scripts, Inc.*	3,200	160,032
Humana, Inc.*	2,800	170,548
Kindred Healthcare, Inc.*	900	27,648
Laboratory Corporation of America Holdings*§	800	62,608
LifePoint Hospitals, Inc.*§	1,500	58,020
Lincare Holdings, Inc.*	2,200	87,670

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Healthcare Providers & Services
VCA Antech, Inc.*	2,000	$75,380
WellCare Health Plans, Inc.*§	2,200	199,122
		1,182,635
Hotels, Restaurants & Leisure (0.4%)
Brinker International, Inc.	2,700	79,029
CBRL Group, Inc.	700	29,736
		108,765
Household Durables (2.6%)
American Greetings Corp. Class A§	7,400	209,642
Dolby Laboratories, Inc. Class A*	2,700	95,607
Mohawk Industries, Inc.*§	1,400	141,106
NVR, Inc.*§	200	135,950
Tupperware Brands Corp.§	2,600	74,724
Whirlpool Corp.	1,000	111,200
		768,229
Industrial Conglomerates (0.6%)
Teleflex, Inc.	2,100	171,738
Insurance (6.9%)
Ambac Financial Group, Inc.	300	26,157
American Financial Group, Inc.§	4,300	146,845
Aon Corp.	700	29,827
Assurant, Inc.§	500	29,460
CNA Financial Corp.§	2,100	100,149
Commerce Group, Inc.§	2,000	69,440
Delphi Financial Group, Inc. Class A§	700	29,274
Everest Re Group, Ltd.	2,500	271,600
First American Corp.§	3,000	148,500
Hanover Insurance Group, Inc.	2,500	121,975
HCC Insurance Holdings, Inc.§	7,400	247,234
Leucadia National Corp.§	2,100	74,025
Nationwide Financial Services, Inc. Class A§	2,000	126,440
PMI Group, Inc.§	2,200	98,274
Reinsurance Group of America, Inc.	700	42,168
StanCorp Financial Group, Inc.	2,000	104,960
Torchmark Corp.§	700	46,900
Transatlantic Holdings, Inc.§	900	64,017
W.R. Berkley Corp.§	7,900	257,066
		2,034,311
Internet Software & Services (0.5%)
McAfee, Inc.*	4,200	147,840
IT Consulting & Services (0.5%)
Cognizant Technology Solutions Corp. Class A*	800	60,072
Electronic Data Systems Corp.	2,700	74,871
		134,943

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Leisure Equipment & Products (0.5%)
Hasbro, Inc.	3,300	$103,653
Mattel, Inc.§	2,100	53,109
		156,762
Machinery (5.5%)
AGCO Corp.*§	5,800	251,778
Cummins, Inc.	1,600	161,936
Eaton Corp.	900	83,700
Gardner Denver, Inc.*	3,700	157,435
Harsco Corp.	1,500	78,000
ITT Corp.	900	61,452
Kennametal, Inc.	1,400	114,842
Lincoln Electric Holdings, Inc.§	2,400	178,176
Manitowoc Company, Inc.	2,000	160,760
Parker Hannifin Corp.	1,100	107,701
Terex Corp.*	1,400	113,820
Timken Co.	4,100	148,051
		1,617,651
Marine (0.9%)
American Commercial Lines, Inc.*§	900	23,445
Overseas Shipholding Group, Inc.§	2,900	236,060
		259,505
Media (1.0%)
EchoStar Communications Corp. Class A*	2,100	91,077
Regal Entertainment Group Class A§	3,500	76,755
Scholastic Corp.*§	3,900	140,166
		307,998
Metals & Mining (2.9%)
Carpenter Technology Corp.§	1,100	143,341
Cleveland-Cliffs, Inc.§	1,300	100,971
Freeport-McMoRan Copper & Gold, Inc.	2,900	240,178
Massey Energy Co.§	3,300	87,945
Steel Dynamics, Inc.§	2,200	92,202
United States Steel Corp.	1,700	184,875
		849,512
Multi-Utilities (0.5%)
Questar Corp.§	2,800	147,980
Multiline Retail (1.1%)
Big Lots, Inc.*§	4,200	123,564
Dollar Tree Stores, Inc.*	2,600	113,230
J.C. Penney Company, Inc.	600	43,428
Nordstrom, Inc.	800	40,896
		321,118

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Oil & Gas (5.0%)
Chesapeake Energy Corp.§	2,900	$100,340
Cimarex Energy Co.§	5,800	228,578
Forest Oil Corp.*§	1,800	76,068
Frontier Oil Corp.	6,900	302,013
Murphy Oil Corp.	500	29,720
Newfield Exploration Co.*§	3,100	141,205
Noble Energy, Inc.	7,100	442,969
Tesoro Corp.§	1,800	102,870
Todco*	1,300	61,373
		1,485,136
Paper & Forest Products (0.2%)
Potlatch Corp.§	1,000	43,050
Personal Products (0.7%)
Alberto-Culver Co.	3,300	78,276
NBTY, Inc.*§	2,900	125,280
		203,556
Pharmaceuticals (1.8%)
Endo Pharmaceuticals Holdings, Inc.*	3,300	112,959
Forest Laboratories, Inc.*	2,900	132,385
King Pharmaceuticals, Inc.*§	7,100	145,266
Sepracor, Inc.*	2,700	110,754
Watson Pharmaceuticals, Inc.*	1,000	32,530
		533,894
Real Estate (2.1%)
Boston Properties, Inc.	900	91,917
CB Richard Ellis Group, Inc. Class A*§	1,600	58,400
Cousins Properties, Inc.	1,500	43,515
Hospitality Properties Trust	900	37,341
Host Hotels & Resorts, Inc.§	1,300	30,056
Jones Lang LaSalle, Inc.§	1,300	147,550
Macerich Co.§	900	74,178
ProLogis	1,000	56,900
Regency Centers Corp.	800	56,400
Weingarten Realty Investors§	700	28,770
		625,027
Road & Rail (0.5%)
CSX Corp.	1,300	58,604
YRC Worldwide, Inc.*§	2,600	95,680
		154,284
Semiconductor Equipment & Products (4.9%)
Altera Corp.§	4,000	88,520
Lam Research Corp.*	5,500	282,700
Linear Technology Corp.§	1,700	61,506
MEMC Electronic Materials, Inc.*	5,200	317,824

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductor Equipment & Products
Micrel, Inc.§	10,700	$136,104
Microchip Technology, Inc.§	9,100	337,064
ON Semiconductor Corp.*§	13,900	149,008
Teradyne, Inc.*§	4,600	80,868
		1,453,594
Software (1.5%)
Autodesk, Inc.*§	2,000	94,160
BMC Software , Inc.*	1,000	30,300
Cerner Corp.*§	2,400	133,128
Mentor Graphics Corp.*§	4,200	55,314
Synopsys, Inc.*	4,700	124,221
		437,123
Specialty Retail (4.5%)
Abercrombie & Fitch Co. Class A	400	29,192
Aeropostale, Inc.*	4,000	166,720
American Eagle Outfitters, Inc.§	5,050	129,583
AnnTaylor Stores Corp.*§	3,400	120,428
Charming Shoppes, Inc.*§	3,000	32,490
GameStop Corp. Class A*	3,900	152,490
Hanesbrands, Inc.*§	2,400	64,872
PetSmart, Inc.	3,400	110,330
RadioShack Corp.	900	29,826
Ross Stores, Inc.	5,700	175,560
TJX Companies, Inc.	3,900	107,250
United Rentals, Inc.*	6,100	198,494
		1,317,235
Textiles & Apparel (0.5%)
Phillips-Van Heusen Corp.	2,400	145,368
Tobacco (1.1%)
Loews Corp. Carolina Group	2,700	208,629
Universal Corp.§	2,100	127,932
		336,561
Wireless Telecommunication Services (0.9%)
Telephone & Data Systems, Inc.	2,600	162,682
United States Cellular Corp.*§	1,000	90,600
		253,282
TOTAL COMMON STOCKS (Cost $27,241,322)		29,487,914

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (29.0%)
State Street Navigator Prime Portfolio§§	8,443,663	$8,443,663
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/02/07	$125	125,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,568,663)		8,568,663
TOTAL INVESTMENTS AT VALUE (129.0%) (Cost $35,809,985)		38,056,577
LIABILITIES IN EXCESS OF OTHER ASSETS (-29.0%)		(8,553,337)
NET ASSETS (100.0%)		$29,503,240

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — Mid-Cap Core Portfolio

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $8,443,663 (Cost $35,809,985) (Note 2)	$38,056,577[1]
Cash	35
Dividend and interest receivable	17,723
Receivable for portfolio shares sold	796
Prepaid expenses and other assets	1,161
Total Assets	38,076,292
Liabilities
Advisory fee payable (Note 3)	16,301
Administrative services fee payable (Note 3)	2,941
Payable upon return of securities loaned (Note 2)	8,443,663
Payable for portfolio shares redeemed	68,023
Other accrued expenses payable	42,124
Total Liabilities	8,573,052
Net Assets
Capital stock, $0.001 par value (Note 6)	1,973
Paid-in capital (Note 6)	32,432,314
Accumulated net investment loss	(23,803)
Accumulated net realized loss on investments and futures contracts	(5,153,836)
Net unrealized appreciation from investments	2,246,592
Net Assets	$29,503,240
Shares outstanding	1,972,777
Net asset value, offering price, and redemption price per share	$14.96

1  Including $8,254,430 of securities on loan.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — Mid-Cap Core Portfolio

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Dividends	$137,185
Interest	6,285
Securities lending	4,948
Total investment income	148,418
Expenses
Investment advisory fees (Note 3)	104,765
Administrative services fees (Note 3)	25,083
Printing fees (Note 3)	15,425
Audit and tax fees	9,195
Legal fees	8,972
Trustees' fees	6,598
Custodian fees	5,703
Insurance expense	1,062
Transfer agent fees	709
Commitment fees (Note 4)	431
Total expenses	177,943
Less: fees waived (Note 3)	(1,563)
Net expenses	176,380
Net investment loss	(27,962)
Net Realized and Unrealized Gain (Loss) from Investments and Futures Contracts
Net realized gain from investments	1,189,034
Net realized loss from futures contracts	(15,055)
Net change in unrealized appreciation (depreciation) from investments	2,066,398
Net change in unrealized appreciation (depreciation) from futures contracts	18,780
Net realized and unrealized gain from investments and futures contracts	3,259,157
Net increase in net assets resulting from operations	$3,231,195

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — Mid-Cap Core Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment loss	$(27,962)	$(89,558)
Net realized gain from investments and futures contracts	1,173,979	6,586,886
Net change in unrealized appreciation (depreciation) from investments and futures contracts	2,085,178	(5,910,101)
Net increase in net assets resulting from operations	3,231,195	587,227
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	189,646	611,444
Net asset value of shares redeemed	(4,413,929)	(8,361,205)
Net decrease in net assets from capital share transactions	(4,224,283)	(7,749,761)
Net decrease in net assets	(993,088)	(7,162,534)
Net Assets
Beginning of period	30,496,328	37,658,862
End of period	$29,503,240	$30,496,328
Undistributed net investment income (loss)	$(23,803)	$4,159

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — Mid-Cap Core Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$13.44	$13.19	$12.33	$10.90	$7.60	$10.75
INVESTMENT OPERATIONS
Net investment loss	(0.01)	(0.04)	(0.10)	(0.11)	(0.08)	(0.08)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	1.53	0.29	0.96	1.54	3.38	(3.07)
Total from investment operations	1.52	0.25	0.86	1.43	3.30	(3.15)
Net asset value, end of period	$14.96	$13.44	$13.19	$12.33	$10.90	$7.60
Total return[1]	11.31%	1.90%	6.97%	13.12%	43.42%	(29.30)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$29,503	$30,496	$37,659	$42,452	$41,569	$30,754
Ratio of expenses to average net assets	1.18%[2]	1.21%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets	(0.19)%[2]	(0.26)%	(0.70)%	(0.87)%	(0.90)%	(0.84)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[2]	0.13%	0.12%	0.08%	0.14%	0.11%
Portfolio turnover rate	111%	140%	95%	124%	73%	74%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — Mid-Cap Core Portfolio

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Mid-Cap Core Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks maximum capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective December 1, 2006, the name of Mid-Cap Core Portfolio was changed from Mid-Cap Growth Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed,

20

Credit Suisse Trust — Mid-Cap Core Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are

21

Credit Suisse Trust — Mid-Cap Core Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2007, the Portfolio had no open futures contracts.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2007, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $212,575, of which $206,356 was rebated to borrowers (brokers). The Portfolio retained $4,948 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,271. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.70% of the Portfolio's average daily net assets. For the six

22

Credit Suisse Trust — Mid-Cap Core Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

months ended June 30, 2007, investment advisory fees earned and voluntarily waived were $104,765 and $1,563, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, co-administrative services fees earned by CSAMSI were $13,470.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $11,613.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2007, Merrill was paid $4,404 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007, and during the six months ended June 30, 2007, the Portfolio had no borrowings under the Credit Facility.

23

Credit Suisse Trust — Mid-Cap Core Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $33,188,920 and $36,534,646, respectively.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $35,809,985, $2,751,070, $(504,478) and $2,246,592, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Shares sold	13,095	45,845
Shares redeemed	(309,815)	(631,109)
Net decrease	(296,720)	(585,264)

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
5	63%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

24

Credit Suisse Trust — Mid-Cap Core Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

25

Credit Suisse Trust — Mid-Cap Core Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

26

Credit Suisse Trust — Mid-Cap Core Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

27

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRMCC-SAR-0607

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2007

(unaudited)

CREDIT SUISSE TRUST
■  SMALL CAP CORE I PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Small Cap Core I Portfolio

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 23, 2007

Dear Shareholder:

For the six months ended June 30, 2007, Credit Suisse Trust — Small Cap Core I Portfolio (the "Portfolio") had a gain of 7.88%, versus an increase of 9.33% for the Russell 2000 Growth Index1 and a gain of 8.56% for the S&P SmallCap 600 Index (the "S&P 600").2

Market Review: Consumer confidence out of synch with the market

Despite a sudden sell-off in February, the U.S. equity market has continued its strong performance during the first six months of 2007. The S&P 500, a measure of the market, finished June above 1,500. Finally, most S&P 500 companies' first and second quarter 2007 earnings reports have exceeded investor expectations.

On the positive side, consumer spending held steady, due in part to a continued rise in employment. Additionally, manufacturing growth in the U.S. accelerated to the highest level in 14 months, boosted by an increase in production and new orders. In fact, the Institute for Supply Management (ISM Manufacturing) Index, an indicator of growth in the manufacturing industry, rose to 56 in June — its highest level since 2000. Additionally, the ISM's employment index for non-manufacturing industries rose to 55, the highest level since May 2006.

On the negative side, the first quarter of 2007 marked the slowest U.S. economic growth in four years. This was mainly due to the ongoing drop in home purchases (down by 17%) and the increased trade deficit. In fact, U.S. Gross Domestic Product grew only by 1.3% during the quarter.

During the second quarter, consumer spending, which accounts for about 70% of the U.S. economy, grew at an average rate of 4.2%, holding steady from the first quarter. For the period, the U.S. Federal Funds rate remained unchanged at 5.25%, and Fed policy makers reiterated that the economy is likely to expand at a "moderate pace." In addition, the estimated U.S. inflation target over the past 12 months is roughly 2.7% based on the latest Consumer Price Index. Though this may cause concern to consumers, it is within the comfort target range for the Fed. Finally, toward the end of June, the U.S. dollar dropped to a 26-year low versus the British pound and approached its weakest level against the Euro. These issues combined with rising mortgage rates to cause U.S. consumer confidence to drop to a 10-month low at the end of June.

1

Credit Suisse Trust — Small Cap Core I Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Strategic Review and Outlook: Expect moderate growth

For the semiannual period ended June 30, 2007, the Portfolio returned 7.88% as compared to 8.56% for the S&P 600 Index. Stock selection in consumer staples, materials and energy were the largest contributors to performance. Conversely, the largest detractors to performance came from stock selection within financials, information technology and healthcare.

For the second half of 2007, we expect the U.S. economy to continue growing at a moderate rate. However, contradictory readings from major U.S. economic indicators point to a slim chance of a Federal Funds rate increase or decrease over this time. Additionally, throughout the remainder of 2007, we expect a further weakening in the housing market in general (and sub-prime loan performance in particular). Further, while the U.S. dollar is expected to continue weakening relative to the Euro, European equities are expected to outperform their U.S. counterparts.

We anticipate merger and acquisition activity to remain at high levels over the next six months. Additionally, we expect that stock market volatility, as measured by the VIX Index, will reach higher levels than those recorded during the first half of 2007. Finally, we anticipate the European economy will maintain its strong momentum of growth for the second half of the year.

The Credit Suisse Quantitative Strategies Group

Joseph Cherian

William Weng

Todd Jablonski

Because of the nature of the Portfolio's investments in special-situation, start-up and other small companies, an investment in the Portfolio may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Small Cap Core I Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 2007

1 Year	5 Years	10 Years	Since Inception	Inception Date
8.86%	8.94%	4.34%	6.94%	06/30/95

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  The Russell 2000® Growth Index measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

2  The Standard & Poor's SmallCap 600® Index is an unmanaged market-weighted index of 600 U.S. stocks selected on the basis of market capitalization, liquidity and industry group representation and is a registered trademark of The McGraw Hill Co., Inc. The Standard & Poor's SmallCap 600® Index became the Portfolio's benchmark index on December 1, 2006 in connection with its change in investment strategy. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Small Cap Core I Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Small Cap Core I Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,078.80
Expenses Paid per $1,000*	$4.69
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/07	$1,000.00
Ending Account Value 6/30/07	$1,020.28
Expenses Paid per $1,000*	$4.56
Annualized Expense Ratios*	0.91%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Small Cap Core I Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (1.4%)
BE Aerospace, Inc.*	10,500	$433,650
Cubic Corp.	51,300	1,548,234
Curtiss-Wright Corp.	54,300	2,530,923
United Industrial Corp.§	16,400	983,672
		5,496,479
Air Freight & Couriers (0.3%)
Hub Group, Inc. Class A*	31,600	1,111,056
Airlines (0.4%)
ExpressJet Holdings, Inc.*§	33,700	201,526
Republic Airways Holdings, Inc.*	8,700	177,045
Skywest, Inc.§	42,300	1,008,009
		1,386,580
Auto Components (0.6%)
Accuride Corp.*	51,700	796,697
Cooper Tire & Rubber Co.	14,400	397,728
Keystone Automotive Industries, Inc.*	15,100	624,687
Wabtec Corp.	10,600	387,218
		2,206,330
Banks (4.3%)
1st Source Corp.	7,900	196,868
BancFirst Corp.	4,600	196,972
Cathay General Bancorp§	11,900	399,126
Central Pacific Financial Corp.§	14,300	472,043
City Bank/Lynnwood WA§	6,200	195,362
East West Bancorp, Inc.§	79,300	3,083,184
First Community Bancorp§	7,200	411,912
FirstFed Financial Corp.*§	23,800	1,350,174
Hanmi Financial Corp.§	23,700	404,322
Nara Bancorp, Inc.§	21,700	345,681
Prosperity Bancshares, Inc.§	63,700	2,086,812
Sterling Bancshares, Inc.§	105,450	1,192,640
Sterling Financial Corp.§	47,500	1,374,650
Umpqua Holdings Corp.§	65,100	1,530,501
United Community Banks, Inc.§	17,000	440,130
W Holding Company, Inc.§	37,700	99,528
Whitney Holding Corp.	75,900	2,284,590
Wilshire Bancorp, Inc.§	45,000	548,100
		16,612,595
Beverages (0.4%)
Boston Beer Company, Inc. Class A*§	41,300	1,625,155
Biotechnology (1.1%)
Cubist Pharmaceuticals, Inc.*§	18,000	354,780
LifeCell Corp.*§	19,700	601,638
Myriad Genetics, Inc.*§	5,500	204,545

See Accompanying Notes to Financial Statements.
7

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology
OSI Pharmaceuticals, Inc.*§	5,200	$188,292
Pharmanet Development Group, Inc.*	17,700	564,276
Savient Pharmaceuticals, Inc.*§	43,500	540,270
ViroPharma, Inc.*§	127,300	1,756,740
		4,210,541
Building Products (0.6%)
AAON, Inc.	6,300	200,655
Apogee Enterprises, Inc.	19,000	528,580
Drew Industries, Inc.*	12,200	404,308
Lamson & Sessions Co.*§	21,300	565,941
Lennox International, Inc.	14,000	479,220
		2,178,704
Chemicals (1.7%)
CF Industries Holdings, Inc.	32,400	1,940,436
H.B. Fuller Co.	77,300	2,310,497
OM Group, Inc.*	29,500	1,561,140
Spartech Corp.	6,500	172,575
W.R. Grace & Co.*§	23,100	565,719
		6,550,367
Commercial Services & Supplies (4.1%)
ABM Industries, Inc.	27,900	720,099
Advance America Cash Advance Centers, Inc.§	21,600	383,184
Atlas Air Worldwide Holdings, Inc.*§	13,400	789,796
Bristow Group, Inc.*§	30,900	1,531,095
Consolidated Graphics, Inc.*	4,600	318,688
CPI Corp.	14,300	993,850
CSG Systems International, Inc.*	14,800	392,348
DeVry, Inc.	28,700	976,374
FactSet Research Systems, Inc.	24,600	1,681,410
Heidrick & Struggles International, Inc.*	28,500	1,460,340
Integrated Electrical Services, Inc.*	14,800	487,956
Korn/Ferry International*	30,300	795,678
Labor Ready, Inc.*§	67,800	1,566,858
Layne Christensen Co.*§	9,300	380,835
Sotheby's	19,800	911,196
Spherion Corp.*	37,100	348,369
Viad Corp.§	13,700	577,729
Watson Wyatt Worldwide, Inc. Class A	35,630	1,798,602
		16,114,407
Communications Equipment (1.7%)
Arris Group, Inc.*	120,800	2,124,872
C-COR, Inc.*	45,800	643,948
CommScope, Inc.*	18,900	1,102,815
Comtech Telecommunications Corp.*§	39,300	1,824,306

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Communications Equipment
CPI International, Inc.*	19,932	$395,252
Emulex Corp.*	19,300	421,512
		6,512,705
Computers & Peripherals (0.3%)
Novatel Wireless, Inc.*§	41,600	1,082,432
Construction & Engineering (1.9%)
EMCOR Group, Inc.*	51,700	3,768,930
Granite Construction, Inc.§	5,900	378,662
Perini Corp.*	30,000	1,845,900
URS Corp.*	26,000	1,262,300
		7,255,792
Construction Materials (0.4%)
Texas Industries, Inc.§	19,500	1,528,995
Containers & Packaging (0.5%)
AptarGroup, Inc.	28,600	1,017,016
Rock-Tenn Co. Class A	33,800	1,072,136
		2,089,152
Diversified Financials (2.2%)
ACA Capital Holdings, Inc.*§	26,600	316,540
Cash America International, Inc.	13,400	531,310
Euronet Worldwide, Inc.*§	26,400	769,824
EZCORP, Inc. Class A*	13,600	180,064
GFI Group, Inc.*§	11,300	819,024
Knight Capital Group, Inc. Class A*	37,600	624,160
MCG Capital Corp.§	55,200	884,304
Ocwen Financial Corp.*§	28,800	383,904
optionsXpress Holdings, Inc.§	45,300	1,162,398
Portfolio Recovery Associates, Inc.§	23,500	1,410,470
SWS Group, Inc.§	60,149	1,300,421
		8,382,419
Diversified Telecommunication Services (0.1%)
SAVVIS, Inc.*	8,100	401,031
Electric Utilities (1.5%)
Black Hills Corp.§	25,200	1,001,700
Central Vermont Public Service Corp.§	18,100	682,008
Cleco Corp.	30,600	749,700
El Paso Electric Co.*	47,400	1,164,144
Portland General Electric Co.§	35,300	968,632
UIL Holdings Corp.§	15,800	522,980
Unisource Energy Corp.	22,800	749,892
		5,839,056

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment (2.0%)
A.O. Smith Corp.§	14,600	$582,394
Acuity Brands, Inc.	45,300	2,730,684
Belden, Inc.§	29,600	1,638,360
General Cable Corp.*§	11,600	878,700
Genlyte Group, Inc.*	11,500	903,210
Regal-Beloit Corp.§	12,400	577,096
Woodward Governor Co.	8,100	434,727
		7,745,171
Electronic Equipment & Instruments (3.8%)
Analogic Corp.	12,300	904,173
Anixter International, Inc.*§	20,100	1,511,721
FLIR Systems, Inc.*§	60,700	2,807,375
Greatbatch, Inc.*§	27,100	878,040
Hittite Microwave Corp.*§	5,000	213,650
LoJack Corp.*§	47,800	1,065,462
Methode Electronics, Inc.§	65,000	1,017,250
Park Electrochemical Corp.§	18,600	524,148
Plexus Corp.*	49,000	1,126,510
Rofin-Sinar Technologies, Inc.*	15,000	1,035,000
Technitrol, Inc.	26,500	759,755
Trimble Navigation, Ltd.*	37,800	1,217,160
TTM Technologies, Inc.*§	14,700	191,100
Varian, Inc.*	27,900	1,529,757
		14,781,101
Energy Equipment & Services (4.5%)
Allis-Chalmers Energy, Inc.*§	18,000	413,820
Atwood Oceanics, Inc.*§	36,700	2,518,354
Basic Energy Services, Inc.*§	31,500	805,455
Complete Production Services, Inc.*	52,500	1,357,125
Grey Wolf, Inc.*§	118,200	973,968
GulfMark Offshore, Inc.*§	11,200	573,664
Hercules Offshore, Inc.*§	29,900	968,162
Lufkin Industries, Inc.	28,600	1,846,130
Oil States International, Inc.*§	14,900	615,966
Parker Drilling Co.*	35,500	374,170
SEACOR Holdings, Inc.*§	13,800	1,288,368
Trico Marine Services, Inc.*§	9,700	396,536
Unit Corp.*	51,000	3,208,410
W-H Energy Services, Inc.*	36,800	2,278,288
		17,618,416
Food & Drug Retailing (3.5%)
Arden Group, Inc. Class A§	200	27,280
Casey's General Stores, Inc.	33,300	907,758
Central European Distribution Corp.*§	42,100	1,457,502
Flowers Foods, Inc.	32,700	1,090,872
Longs Drug Stores Corp.	51,000	2,678,520

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food & Drug Retailing
Nash Finch Co.§	49,900	$2,470,050
Performance Food Group Co.*§	55,200	1,793,448
Spartan Stores, Inc.	15,300	503,523
Terra Industries, Inc.*§	81,400	2,069,188
Village Super Market, Inc. Class A	3,396	162,363
Weis Markets, Inc.	10,300	417,253
		13,577,757
Food Products (2.1%)
Corn Products International, Inc.	105,800	4,808,610
Hain Celestial Group, Inc.*§	25,600	694,784
Imperial Sugar Co.§	6,600	203,214
J & J Snack Foods Corp.§	14,400	543,456
Lance, Inc.	11,700	275,652
Ralcorp Holdings, Inc.*	6,600	352,770
Sanderson Farms, Inc.	10,500	472,710
USANA Health Sciences, Inc.*§	21,800	975,332
		8,326,528
Gas Utilities (2.3%)
Atmos Energy Corp.	57,000	1,713,420
Energen Corp.	81,600	4,483,104
Southwest Gas Corp.	27,000	912,870
UGI Corp.	67,900	1,852,312
		8,961,706
Healthcare Equipment & Supplies (5.2%)
ArthroCare Corp.*§	64,400	2,827,804
Haemonetics Corp.*	28,400	1,494,124
Hologic, Inc.*§	20,900	1,155,979
ICU Medical, Inc.*§	15,000	644,100
Immucor, Inc.*	30,600	855,882
LCA-Vision, Inc.§	30,500	1,441,430
Mentor Corp.§	27,500	1,118,700
Meridian Bioscience, Inc.§	121,349	2,628,419
Noven Pharmaceuticals, Inc.*§	50,900	1,193,605
Palomar Medical Technologies, Inc.*§	20,600	715,026
Respironics, Inc.*	43,600	1,856,924
SurModics, Inc.*§	51,800	2,590,000
Vital Signs, Inc.	14,400	799,920
West Pharmaceutical Services, Inc.	15,800	744,970
		20,066,883
Healthcare Providers & Services (3.9%)
Alliance Imaging, Inc.*§	45,400	426,306
Amedisys, Inc.*	43,732	1,588,784
Amerigroup Corp.*§	58,900	1,401,820
AmSurg Corp.*	45,300	1,093,542
Apria Healthcare Group, Inc.*	13,600	391,272

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Healthcare Providers & Services
Centene Corp.*§	55,700	$1,193,094
Gentiva Health Services, Inc.*§	56,700	1,137,402
Kindred Healthcare, Inc.*	6,200	190,464
Matria Healthcare, Inc.*§	20,600	623,768
MedCath Corp.*	29,200	928,560
Molina Healthcare, Inc.*	12,800	390,656
National Healthcare Corp.§	11,900	614,040
Omnicell, Inc.*	17,800	369,884
PARAXEL International Corp.*	43,000	1,808,580
Pediatrix Medical Group, Inc.*	31,500	1,737,225
Sunrise Senior Living, Inc.*§	29,200	1,167,708
		15,063,105
Hotels, Restaurants & Leisure (2.7%)
CBRL Group, Inc.§	8,900	378,072
CKE Restaurants, Inc.§	173,900	3,490,173
Domino's Pizza, Inc.	21,500	392,805
Jack in the Box, Inc.*§	36,200	2,568,028
Monarch Casino & Resort, Inc.*	23,300	625,605
O'Charley's, Inc.	33,300	671,328
P.F. Chang's China Bistro, Inc.*§	27,000	950,400
Ruby Tuesday, Inc.§	7,400	194,842
WMS Industries, Inc.*§	39,749	1,147,156
		10,418,409
Household Durables (0.8%)
American Greetings Corp. Class A	14,000	396,620
Ethan Allen Interiors, Inc.§	20,500	702,125
Helen of Troy, Ltd.*	14,000	378,000
National Presto Industries, Inc.	13,500	841,590
Toro Co.	16,300	959,907
		3,278,242
Industrial Conglomerates (0.4%)
Chemed Corp.	16,900	1,120,301
Lydall, Inc.*	39,400	575,634
		1,695,935
Insurance (4.8%)
Argonaut Group, Inc.§	24,900	777,129
Delphi Financial Group, Inc. Class A§	51,800	2,166,276
HealthExtras, Inc.*§	31,900	943,602
Max Capital Group Ltd.	56,400	1,596,120
Odyssey Re Holdings Corp.§	31,600	1,355,324
Philadelphia Consolidated Holding Corp.*§	66,300	2,771,340
Phoenix Companies, Inc.	39,000	585,390
ProAssurance Corp.*	37,700	2,098,759
RLI Corp.	12,700	710,565
Safety Insurance Group, Inc.§	31,500	1,304,100

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Insurance
Selective Insurance Group, Inc.	44,200	$1,188,096
Tower Group, Inc.	19,400	618,860
Triad Guaranty, Inc.*§	20,800	830,544
Universal American Financial Corp.*	19,500	414,960
Zenith National Insurance Corp.	24,400	1,148,996
		18,510,061
Internet & Catalog Retail (0.3%)
Insight Enterprises, Inc.*	32,800	740,296
Systemax, Inc.§	10,400	216,424
US Auto Parts Network, Inc.*	21,100	199,606
		1,156,326
Internet Software & Services (1.3%)
Digital River, Inc.*	16,000	724,000
j2 Global Communications, Inc.*	56,700	1,978,830
United Online, Inc.§	113,700	1,874,913
ValueClick, Inc.*	12,900	380,034
		4,957,777
IT Consulting & Services (0.4%)
Sykes Enterprises, Inc.*	54,400	1,033,056
Syntel, Inc.	12,000	364,680
		1,397,736
Leisure Equipment & Products (1.1%)
Build-A-Bear Workshop, Inc.*§	42,900	1,121,406
JAKKS Pacific, Inc.*§	61,400	1,727,796
RC2 Corp.*	37,300	1,492,373
		4,341,575
Machinery (7.5%)
Applied Industrial Technologies, Inc.§	47,900	1,413,050
Astec Industries, Inc.*	11,700	493,974
Barnes Group, Inc.§	46,500	1,473,120
Cascade Corp.§	18,600	1,458,984
Ceradyne, Inc.*§	68,700	5,081,052
Circor International, Inc.	5,300	214,279
Columbus McKinnon Corp.*	18,900	608,580
Dionex Corp.*	12,800	908,672
EnPro Industries, Inc.*§	54,500	2,332,055
FreightCar America, Inc.	16,600	794,144
Gardner Denver, Inc.*	101,900	4,335,845
Hurco Companies, Inc.*	8,300	414,834
Kaydon Corp.§	18,900	985,068
Manitowoc Company, Inc.	77,000	6,189,260
Mueller Industries, Inc.	64,300	2,214,492
RBC Bearings, Inc.*	9,300	383,625
		29,301,034

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Marine (0.4%)
Cal Dive International, Inc.*§	50,400	$838,152
Horizon Lines, Inc. Class A	6,100	199,836
Hornbeck Offshore Services, Inc.*§	15,100	585,276
		1,623,264
Media (0.4%)
InVentiv Health, Inc.*§	30,400	1,112,944
Sonic Solutions*§	47,900	604,019
		1,716,963
Metals & Mining (5.4%)
Alpha Natural Resources, Inc.*§	21,700	451,143
Brush Engineered Materials, Inc.*§	19,300	810,407
Carpenter Technology Corp.§	29,900	3,896,269
Century Aluminum Co.*	32,900	1,797,327
Chaparral Steel Co.	42,000	3,018,540
Cleveland-Cliffs, Inc.§	61,000	4,737,870
Coeur d'Alene Mines Corp.*§	137,000	491,830
GrafTech International, Ltd.*	35,900	604,556
Massey Energy Co.§	66,500	1,772,225
Quanex Corp.§	67,500	3,287,250
		20,867,417
Multiline Retail (0.2%)
Big Lots, Inc.*§	32,100	944,382
Oil & Gas (4.4%)
Alon USA Energy, Inc.§	19,800	871,398
ATP Oil & Gas Corp.*	12,500	608,000
Cabot Oil & Gas Corp.	34,000	1,253,920
Comstock Resources, Inc.*	6,800	203,796
Delek US Holdings, Inc.§	84,300	2,246,595
Helix Energy Solutions Group, Inc.*§	106,900	4,266,379
Mariner Energy, Inc.*	54,500	1,321,625
Petroleum Development Corp.*	13,300	631,484
Rosetta Resources, Inc.*§	41,400	891,756
Swift Energy Co.*	54,100	2,313,316
Western Refining, Inc.§	46,500	2,687,700
		17,295,969
Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.*	87,100	1,347,437
Personal Products (0.6%)
Inter Parfums, Inc.§	21,100	561,682
Mannatech, Inc.§	10,400	165,256
NBTY, Inc.*	33,100	1,429,920
		2,156,858

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals (1.4%)
American Oriental Bioengineering, Inc.*	46,400	$412,960
K-V Pharmaceutical Co. Class A*§	57,500	1,566,300
MGI Pharma, Inc.*	52,000	1,163,240
Salix Pharmaceuticals, Ltd.*§	15,700	193,110
Sciele Pharma, Inc.*§	83,600	1,969,616
		5,305,226
Real Estate (1.5%)
Avatar Holdings, Inc.*§	8,200	630,908
Cousins Properties, Inc.	12,500	362,625
Entertainment Properties Trust	32,000	1,720,960
Kilroy Realty Corp.	7,600	538,384
Lexington Realty Trust	29,900	621,920
Mid-America Apartment Communities, Inc.	9,100	477,568
National Health Investors, Inc.§	11,600	367,952
National Retail Properties, Inc.	54,200	1,184,812
		5,905,129
Road & Rail (1.3%)
Arkansas Best Corp.§	45,700	1,780,929
Genesee & Wyoming, Inc. Class A*	25,100	748,984
Heartland Express, Inc.§	21,700	353,710
Kansas City Southern*§	20,100	754,554
Landstar System, Inc.	20,900	1,008,425
Old Dominion Freight Line, Inc.*§	18,100	545,715
		5,192,317
Semiconductor Equipment & Products (4.3%)
Advanced Energy Industries, Inc.*	104,600	2,370,236
Amkor Technology, Inc.*§	70,500	1,110,375
Brooks Automation, Inc.*§	54,500	989,175
Cymer, Inc.*	48,600	1,953,720
Diodes, Inc.*§	12,700	530,479
Kulicke and Soffa Industries, Inc.*	125,300	1,311,891
MKS Instruments, Inc.*§	79,700	2,207,690
OmniVision Technologies, Inc.*§	12,400	224,564
ON Semiconductor Corp.*§	106,400	1,140,608
Photronics, Inc.*§	66,100	983,568
Varian Semiconductor Equipment Associates, Inc.*§	88,500	3,545,310
Zoran Corp.*	20,400	408,816
		16,776,432
Software (1.9%)
Ansoft Corp.*	13,100	386,319
Aspen Technology, Inc.*	44,600	624,400
EPIQ Systems, Inc.*	15,100	244,016
Informatica Corp.*	56,600	835,982
Manhattan Associates, Inc.*	18,100	505,171
MICROS Systems, Inc.*	26,500	1,441,600

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Software
Progress Software Corp.*§	26,900	$855,151
SPSS, Inc.*§	21,700	957,838
THQ, Inc.*	31,400	958,328
VASCO Data Security International, Inc.*§	28,500	648,660
		7,457,465
Specialty Retail (3.5%)
Aeropostale, Inc.*	36,800	1,533,824
Asbury Automotive Group, Inc.	30,400	758,480
Charlotte Russe Holding, Inc.*	23,300	626,071
Children's Place Retail Stores, Inc.*§	15,000	774,600
Dress Barn, Inc.*§	76,800	1,575,936
Gymboree Corp.*	56,900	2,242,429
Jo-Ann Stores, Inc.*	16,200	460,566
Jos. A. Bank Clothiers, Inc.*§	11,400	472,758
Men's Wearhouse, Inc.	46,000	2,349,220
Select Comfort Corp.*§	58,200	944,004
Tractor Supply Co.*§	22,800	1,186,740
Tween Brands, Inc.*§	20,000	892,000
		13,816,628
Textiles & Apparel (2.5%)
Columbia Sportswear Co.§	6,100	418,948
Crocs, Inc.*§	44,800	1,927,744
Deckers Outdoor Corp.*§	18,600	1,876,740
Guess?, Inc.	20,500	984,820
Oxford Industries, Inc.	14,300	634,062
Phillips-Van Heusen Corp.	55,700	3,373,749
Warnaco Group, Inc.*	18,100	712,054
		9,928,117
Tobacco (0.7%)
Alliance One International, Inc.*	58,100	583,905
Universal Corp.§	22,100	1,346,332
Vector Group, Ltd.§	31,000	698,430
		2,628,667
Wireless Telecommunication Services (0.6%)
Syniverse Holdings, Inc.*	63,300	814,038
USA Mobility, Inc.*§	54,700	1,463,772
		2,277,810
TOTAL COMMON STOCKS (Cost $356,693,428)		387,021,639

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (28.3%)
State Street Navigator Prime Portfolio§§	109,383,599	$109,383,599
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/02/07	$843	843,000
TOTAL SHORT-TERM INVESTMENTS (Cost $110,226,599)		110,226,599
TOTAL INVESTMENTS AT VALUE (127.8%) (Cost $466,920,027)		497,248,238
LIABILITIES IN EXCESS OF OTHER ASSETS (-27.8%)		(108,247,552)
NET ASSETS (100.0%)		$389,000,686

*  Non-income producing security.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — Small Cap Core I Portfolio

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $109,383,599 (Cost $466,920,027) (Note 2)	$497,248,238[1]
Cash	358
Receivable for investments sold	1,687,782
Dividend and interest receivable	328,844
Receivable for portfolio shares sold	31,063
Prepaid expenses and other assets	35,620
Total Assets	499,331,905
Liabilities
Advisory fee payable (Note 3)	228,112
Administrative services fee payable (Note 3)	38,779
Payable upon return of securities loaned (Note 2)	109,383,599
Payable for portfolio shares redeemed	515,849
Other accrued expenses payable	164,880
Total Liabilities	110,331,219
Net Assets
Capital stock, $0.001 par value (Note 6)	23,114
Paid-in capital (Note 6)	430,640,192
Undistributed net investment income	110,337
Accumulated net realized loss on investments and futures contracts	(72,101,168)
Net unrealized appreciation from investments	30,328,211
Net Assets	$389,000,686
Shares outstanding	23,114,342
Net asset value, offering price, and redemption price per share	$16.83

1  Including $106,909,004 of securities on loan.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — Small Cap Core I Portfolio

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Dividends	$1,683,257
Interest	64,455
Securities lending	146,619
Foreign taxes withheld	(513)
Total investment income	1,893,818
Expenses
Investment advisory fees (Note 3)	1,373,453
Administrative services fees (Note 3)	239,564
Printing fees (Note 3)	74,756
Audit and tax fees	28,857
Custodian fees	17,953
Insurance expense	15,872
Legal fees	8,771
Trustees' fees	6,598
Commitment fees (Note 4)	6,117
Transfer agent fees	2,396
Miscellaneous expense	9,899
Total expenses	1,784,236
Net investment income	109,582
Net Realized and Unrealized Gain (Loss) from Investments and Futures Contracts
Net realized gain from investments	6,297,900
Net realized loss from futures contracts	(27,200)
Net change in unrealized appreciation (depreciation) from investments	23,393,508
Net change in unrealized appreciation (depreciation) from futures contracts	21,600
Net realized and unrealized gain from investments and futures contracts	29,685,808
Net increase in net assets resulting from operations	$29,795,390

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — Small Cap Core I Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income (loss)	$109,582	$(3,755,630)
Net realized gain from investments and futures contracts	6,270,700	50,702,095
Net change in unrealized appreciation (depreciation) from investments and futures contracts	23,415,108	(23,483,308)
Net increase in net assets resulting from operations	29,795,390	23,463,157
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,153,461	13,448,844
Exchange value of shares due to merger	27,490,187	—
Net asset value of shares redeemed	(82,773,614)	(180,953,431)
Net decrease in net assets from capital share transactions	(54,129,966)	(167,504,587)
Net decrease in net assets	(24,334,576)	(144,041,430)
Net Assets
Beginning of period	413,335,262	557,376,692
End of period	$389,000,686	$413,335,262
Undistributed net investment income	$110,337	$755

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — Small Cap Core I Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$15.60	$14.89	$15.30	$13.80	$9.29	$14.01
INVESTMENT OPERATIONS
Net investment income (loss)	0.00[1]	(0.14)	(0.14)	(0.14)	(0.10)	(0.11)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	1.23	0.85	(0.27)	1.64	4.61	(4.61)
Total from investment operations	1.23	0.71	(0.41)	1.50	4.51	(4.72)
Net asset value, end of period	$16.83	$15.60	$14.89	$15.30	$13.80	$9.29
Total return[2]	7.88%	4.77%	(2.68)%	10.87%	48.55%	(33.69)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$389,001	$413,335	$557,377	$767,104	$775,347	$501,613
Ratio of expenses to average net assets	0.91%[3]	1.11%	1.14%	1.10%	1.12%	1.14%
Ratio of net investment income (loss) to average net assets	0.06%[3]	(0.75)%	(0.84)%	(0.92)%	(0.97)%	(0.94)%
Portfolio turnover rate	96%	208%	82%	99%	76%	69%

1  This represents less than $0.01 per share.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — Small Cap Core I Portfolio

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Small Cap Core I Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective December 1, 2006, the name of Small Cap Core I Portfolio was changed from Small Cap Growth Portfolio.

Effective as of the close of business on April 27, 2007, the Portfolio acquired all of the net assets of Credit Suisse Trust Small Cap Core II Portfolio ("Small Cap Core II") in a tax-free exchange of shares. The Portfolio was also the accounting survivor in the tax-free exchange. The shares exchanged were 1,666,592 shares (valued at $27,490,187) of the Portfolio for 2,324,973 shares of Small Cap Core II. The Small Cap Core II Portfolio's net assets of $27,490,187 at that date, which included $1,820,166 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of Small Cap Core II and the Portfolio immediately before the acquisition were $27,490,187 and $383,162,531, respectively, and the combined net assets of the Portfolio after the acquisition were $410,652,718.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.

22

Credit Suisse Trust — Small Cap Core I Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

23

Credit Suisse Trust — Small Cap Core I Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2007, the Portfolio had no open futures contracts.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2007, total earnings

24

Credit Suisse Trust — Small Cap Core I Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $2,845,549, of which $2,662,552 was rebated to borrowers (brokers). The Portfolio retained $146,619 in income from the cash collateral investment, and SSB, as lending agent, was paid $36,378. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

I) OTHER — The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.70% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, investment advisory fees earned were $1,373,453.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2007, co-administrative services fees earned by CSAMSI were $176,587.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $62,977.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2007, Merrill was paid $7,557 for its services to the Portfolio.

25

Credit Suisse Trust — Small Cap Core I Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007, and during the six months ended June 30, 2007, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $378,818,854 and $438,222,710, respectively.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $466,920,027, $40,401,530, $(10,073,319) and $30,328,211, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Shares sold	72,009	819,680
Shares exchanged due to merger	1,666,592	—
Shares redeemed	(5,125,237)	(11,749,498)
Net decrease	(3,386,636)	(10,929,818)

26

Credit Suisse Trust — Small Cap Core I Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	84%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The

27

Credit Suisse Trust — Small Cap Core I Portfolio

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 8. Recent Accounting Pronouncements

application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

28

Credit Suisse Trust — Small Cap Core I Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

29

Credit Suisse Trust — Small Cap Core I Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

30

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRSCC I-SAR-0607

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: September 4, 2007

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: September 4, 2007